UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2011
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 0.3%
    20,252  LMI Aerospace, Inc. (b)            $    409,293
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.2%
    16,032  Park-Ohio Holdings Corp. (b)            331,221
                                               ------------

            AUTO COMPONENTS -- 3.4%
    26,222  Dorman Products, Inc. (b)             1,103,684
    39,718  Drew Industries, Inc.                   886,903
    94,743  Modine Manufacturing Co. (b)          1,529,152
    42,574  Standard Motor Products, Inc.           588,798
    47,548  Superior Industries
               International, Inc.                1,219,131
                                               ------------
                                                  5,327,668
                                               ------------

            BEVERAGES -- 0.4%
     9,510  Coca-Cola Bottling Co.
               Consolidated                         635,648
                                               ------------

            BIOTECHNOLOGY -- 0.9%
    96,204  PROLOR Biotech, Inc. (b)                572,414
   131,555  ZIOPHARM Oncology, Inc. (b)             822,219
                                               ------------
                                                  1,394,633
                                               ------------

            BUILDING PRODUCTS -- 1.5%
    28,034  AAON, Inc.                              922,319
    35,932  Insteel Industries, Inc.                508,078
    28,577  Trex Co., Inc. (b)                      932,182
                                               ------------
                                                  2,362,579
                                               ------------

            CAPITAL MARKETS -- 1.1%
   130,858  BGC Partners, Inc., Class A           1,215,671
    81,921  TradeStation Group, Inc. (b)            575,085
                                               ------------
                                                  1,790,756
                                               ------------

            CHEMICALS -- 1.3%
    17,536  Hawkins, Inc.                           720,379
    22,847  Quaker Chemical Corp.                   917,764
    62,215  Spartech Corp. (b)                      451,059
                                               ------------
                                                  2,089,202
                                               ------------

            COMMERCIAL BANKS -- 15.2%
    23,264  Arrow Financial Corp.                   575,551
   155,767  Boston Private Financial
               Holdings, Inc.                     1,101,273
    58,850  Cardinal Financial Corp.                686,191
    81,735  Center Financial Corp. (b)              599,935
    32,335  City Holding Co.                      1,143,366
    75,325  CoBiz Financial, Inc.                   523,509
    27,949  Community Trust Bancorp, Inc.           773,349
    38,188  Danvers Bancorp, Inc.                   817,987
    37,580  Eagle Bancorp, Inc. (b)                 527,999
    34,045  First Bancorp.                          451,437
   152,330  First Busey Corp.                       773,836
   197,578  First Commonwealth Financial
               Corp.                              1,353,409
    22,507  First Financial Corp.                   748,133


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
    51,994  First Merchants Corp.              $    429,990
    14,934  First of Long Island (The) Corp.        414,418
    30,203  Lakeland Financial Corp.                685,004
    27,510  Metro Bancorp, Inc. (b)                 339,749
    51,303  Renasant Corp.                          871,125
    24,636  S.Y. Bancorp, Inc.                      619,842
    49,139  Sandy Spring Bancorp, Inc.              907,106
    26,110  SCBT Financial Corp.                    868,941
    32,140  Simmons First National Corp.,
               Class A                              870,673
    39,715  Southwest Bancorp, Inc. (b)             563,556
    46,470  StellarOne Corp.                        659,874
    63,236  Sterling Bancorp                        632,992
    19,690  Suffolk Bancorp                         413,096
    16,943  Tompkins Financial Corp.                703,982
    59,150  TowneBank                               926,289
    39,226  Union First Market Bankshares
               Corp.                                441,292
    33,685  Univest Corp. of Pennsylvania           596,898
    54,391  Virginia Commerce Bancorp, Inc. (b)     312,204
    28,823  Washington Trust Bancorp, Inc.          684,258
    50,983  WesBanco, Inc.                        1,055,858
   181,494  West Coast Bancorp (b)                  629,784
                                               ------------
                                                 23,702,906
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.4%
    21,091  Consolidated Graphics, Inc. (b)       1,152,202
    25,255  Schawk, Inc.                            490,957
    31,774  Standard Parking Corp. (b)              564,306
                                               ------------
                                                  2,207,465
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.6%
    30,251  Anaren, Inc. (b)                        608,045
    69,853  Calix, Inc. (b)                       1,418,714
    88,630  Symmetricom, Inc. (b)                   543,302
                                               ------------
                                                  2,570,061
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.5%
   119,068  Great Lakes Dredge & Dock Corp.         908,489
    16,828  Michael Baker Corp. (b)                 489,190
    37,527  MYR Group, Inc. (b)                     897,646
                                               ------------
                                                  2,295,325
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               1.4%
   167,671  Stewart Enterprises, Inc., Class A    1,281,007
    43,974  Universal Technical Institute,
               Inc.                                 855,294
                                               ------------
                                                  2,136,301
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.1%
    90,509  Alaska Communications Systems
               Group, Inc.                     $    963,921
    62,553  Cbeyond, Inc. (b)                       729,993
                                               ------------
                                                  1,693,914
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.5%
    68,909  CTS Corp.                               744,217
    27,572  DDi Corp.                               291,436
    49,039  Electro Scientific Industries,
               Inc. (b)                             851,317
    76,060  KEMET Corp. (b)                       1,127,970
    75,402  Methode Electronics, Inc.               910,856
    83,795  Pulse Electronics Corp.                 506,960
    49,517  RadiSys Corp. (b)                       428,817
    26,243  Spectrum Control, Inc. (b)              516,462
                                               ------------
                                                  5,378,035
                                               ------------

            ENERGY EQUIPMENT & SERVICES --
               1.8%
    49,200  DBasic Energy Services, Inc. (b)      1,255,092
    25,449  Gulf Island Fabrication, Inc.           818,694
    54,756  North American Energy Partners,
               Inc. (b)                             675,142
                                               ------------
                                                  2,748,928
                                               ------------

            FOOD PRODUCTS -- 1.0%
    26,156  Calavo Growers, Inc.                    571,509
   132,538  SunOpta, Inc. (b)                       983,432
                                               ------------
                                                  1,554,941
                                               ------------

            GAS UTILITIES -- 0.5%
    19,377  Chesapeake Utilities Corp.              806,471
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.4%
   113,840  Accuray, Inc. (b)                     1,027,975
   130,145  Alphatec Holdings, Inc. (b)             351,391
    50,892  AngioDynamics, Inc. (b)                 769,487
    17,466  Kensey Nash Corp. (b)                   435,078
    33,394  Medical Action Industries, Inc.
               (b)                                  280,510
    57,747  Merit Medical Systems, Inc. (b)       1,132,996
    58,085  Natus Medical, Inc. (b)                 975,828
    71,515  STAAR Surgical Co. (b)                  398,339
                                               ------------
                                                  5,371,604
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 3.3%
    32,223  American Dental Partners, Inc. (b)      422,766
    20,456  Assisted Living Concepts, Inc.,
               Class A (b)                          800,648
    14,188  CorVel Corp. (b)                        754,518


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    25,435  Ensign Group (The), Inc.           $    812,139
    22,088  National Healthcare Corp.             1,026,871
    45,516  Rural/Metro Corp. (b)                   775,593
    23,795  U.S. Physical Therapy, Inc.             531,580
                                               ------------
                                                  5,124,115
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.3%
    52,361  AFC Enterprises, Inc. (b)               792,222
    39,191  Ambassadors Group, Inc.                 429,141
    47,762  Isle of Capri Casinos, Inc. (b)         453,739
    42,603  Marcus (The) Corp.                      464,373
    61,900  Ruth's Hospitality Group, Inc. (b)      319,404
   109,894  Shuffle Master, Inc. (b)              1,173,668
                                               ------------
                                                  3,632,547
                                               ------------

            HOUSEHOLD DURABLES -- 1.8%
    11,296  Blyth, Inc.                             367,007
    55,543  Ethan Allen Interiors, Inc.           1,216,392
    79,511  Furniture Brands International,
               Inc. (b)                             361,775
    40,317  Libbey, Inc. (b)                        665,230
    17,557  Lifetime Brands, Inc. (b)               263,355
                                               ------------
                                                  2,873,759
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
    25,968  Standex International Corp.             983,927
                                               ------------

            INSURANCE -- 1.4%
    89,467  National Financial Partners Corp.
               (b)                                1,319,638
    44,111  Presidential Life Corp.                 420,378
    35,002  Stewart Information Services Corp.      366,821
                                               ------------
                                                  2,106,837
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               1.7%
   106,154  Internap Network Services Corp.
              (b)                                   697,432
    54,288  QuinStreet, Inc. (b)                  1,233,966
    11,357  Travelzoo, Inc. (b)                     756,263
                                               ------------
                                                  2,687,661
                                               ------------

            IT SERVICES -- 0.6%
    15,152  NCI, Inc., Class A (b)                  369,254
    30,455  Virtusa Corp. (b)                       570,422
                                               ------------
                                                    939,676
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.5%
    56,591  JAKKS Pacific, Inc. (b)               1,095,036

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS
               (CONTINUED)

    43,810  RC2 Corp. (b)                      $  1,231,061
                                               ------------
                                                  2,326,097
                                               ------------

            MACHINERY -- 6.5%
    17,094  Alamo Group, Inc.                       469,230
    54,626  Altra Holdings, Inc. (b)              1,290,266
    52,035  Commercial Vehicle Group, Inc. (b)      928,304
    47,767  Greenbrier (The) Cos., Inc. (b)       1,355,628
    57,679  John Bean Technologies Corp.          1,109,167
    25,457  Kadant, Inc. (b)                        666,719
    20,774  L.B. Foster Co., Class A                895,567
    25,559  Lindsay Corp.                         2,019,672
    22,222  Miller Industries, Inc.                 360,885
    27,457  Tecumseh Products Co., Class A (b)      275,119
    33,443  TriMas Corp. (b)                        719,025
                                               ------------
                                                 10,089,582
                                               ------------

            MEDIA -- 1.1%
    65,394  E.W. Scripps (The) Co., Class A
               (b)                                  647,401
     8,941  Global Sources Ltd. (b)                 103,984
    87,873  Journal Communications, Inc.,
               Class A (b)                          527,238
    64,355  LIN TV Corp., Class A (b)               381,625
                                               ------------
                                                  1,660,248
                                               ------------

            METALS & MINING -- 2.4%
   106,653  General Moly, Inc. (b)                  573,793
    24,880  Haynes International, Inc.            1,379,596
    44,140  Noranda Aluminum Holding Corp. (b)      708,447
    19,532  Olympic Steel, Inc.                     640,845
    13,793  Universal Stainless & Alloy
               Products, Inc. (b)                   465,238
                                               ------------
                                                  3,767,919
                                               ------------

            MULTILINE RETAIL -- 1.4%
    25,897  Bon-Ton Stores (The), Inc. (b)          401,404
    75,219  Fred's, Inc., Class A                 1,001,917
    45,301  Retail Ventures, Inc. (b)               781,442
                                               ------------
                                                  2,184,763
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               2.1%
   117,316  Cheniere Energy, Inc. (b)             1,092,212
    95,228  Crosstex Energy, Inc.                   947,519
   113,562  PetroQuest Energy, Inc. (b)           1,062,940
   111,069  RAM Energy Resources, Inc. (b)          231,023
                                               ------------
                                                  3,333,694
                                               ------------


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            PAPER & FOREST PRODUCTS -- 1.9%
    82,360  Buckeye Technologies, Inc.         $  2,242,663
    29,891  Neenah Paper, Inc.                      656,705
                                               ------------
                                                  2,899,368
                                               ------------

            PERSONAL PRODUCTS -- 1.9%
    53,361  Elizabeth Arden, Inc. (b)             1,601,364
   102,546  Prestige Brands Holdings, Inc. (b)    1,179,279
    26,992  Schiff Nutrition International,
               Inc.                                 245,897
                                               ------------
                                                  3,026,540
                                               ------------

            PHARMACEUTICALS -- 0.3%
    37,877  Obagi Medical Products, Inc. (b)        478,765
                                               ------------

            PROFESSIONAL SERVICES -- 1.6%
    80,557  CBIZ, Inc. (b)                          580,816
    57,629  Dolan (The) Co. (b)                     699,616
    28,424  Exponent, Inc. (b)                    1,267,995
                                               ------------
                                                  2,548,427
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               6.9%
    84,753  Associated Estates Realty Corp.       1,345,878
   117,156  CapLease, Inc.                          642,015
    35,609  Colony Financial, Inc.                  670,517
   144,322  Education Realty Trust, Inc.          1,158,906
   136,228  First Industrial Realty Trust,
               Inc. (b)                           1,619,751
   189,136  iStar Financial, Inc. (b)             1,736,268
    84,891  MPG Office Trust, Inc. (b)              314,946
   202,637  RAIT Financial Trust                    498,487
   115,838  Resource Capital Corp.                  763,372
   309,938  Strategic Hotels & Resorts, Inc.
               (b)                                1,999,100
                                               ------------
                                                 10,749,240
                                               ------------

            ROAD & RAIL -- 0.8%
    31,276  Marten Transport Ltd.                   697,455
    32,508  Saia, Inc. (b)                          532,806
                                               ------------
                                                  1,230,261
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.4%
    64,280  ATMI, Inc. (b)                        1,213,606
    63,506  AXT, Inc. (b)                           455,338
    47,422  DSP Group, Inc. (b)                     365,149
    76,234  Exar Corp. (b)                          458,929
    37,741  GSI Technology, Inc. (b)                343,066
    50,906  IXYS Corp. (b)                          683,668
   100,285  LTX-Credence Corp. (b)                  915,602
    65,419  Mindspeed Technologies, Inc. (b)        553,445
    51,112  Pericom Semiconductor Corp. (b)         530,031
   108,962  Photronics, Inc. (b)                    977,389
   156,998  Silicon Image, Inc. (b)               1,408,272

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    44,331  Ultra Clean Holdings, Inc. (b)     $    458,383
                                               ------------
                                                  8,362,878
                                               ------------

            SOFTWARE -- 1.9%
    27,866  Interactive Intelligence, Inc. (b)    1,078,693
   123,295  Magma Design Automation, Inc. (b)       840,872
    48,119  Monotype Imaging Holdings, Inc.
               (b)                                  697,726
    25,188  Rosetta Stone, Inc. (b)                 332,733
                                               ------------
                                                  2,950,024
                                               ------------

            SPECIALTY RETAIL -- 4.0%
    67,085  Asbury Automotive Group, Inc. (b)     1,240,402
    39,029  Big 5 Sporting Goods Corp.              465,226
    86,255  Casual Male Retail Group, Inc. (b)      423,512
    30,436  Citi Trends, Inc. (b)                   678,418
    45,149  Lithia Motors, Inc., Class A            658,272
   111,908  Select Comfort Corp. (b)              1,349,611
    18,827  Shoe Carnival, Inc. (b)                 528,097
    55,624  Stein Mart, Inc.                        562,359
    30,373  West Marine, Inc. (b)                   316,790
                                               ------------
                                                  6,222,687
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.6%
    29,413  Oxford Industries, Inc.               1,005,630
    26,461  Perry Ellis International, Inc.
               (b)                                  728,207
    41,092  Unifi, Inc. (b)                         698,564
                                               ------------
                                                  2,432,401
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 2.7%
    28,510  Berkshire Hills Bancorp, Inc.           594,433
    64,072  Dime Community Bancshares, Inc.         945,703
    59,861  Flushing Financial Corp.                891,929
    31,358  OceanFirst Financial Corp.              437,444
   157,492  TrustCo Bank Corp. NY                   933,928
    32,176  ViewPoint Financial Group               418,288
                                               ------------
                                                  4,221,725
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
                -- 1.3%
    51,802  Aceto Corp.                             412,862
    18,718  DXP Enterprises, Inc. (b)               432,011
    33,779  Houston Wire & Cable Co.                493,849
    29,883  Titan Machinery, Inc. (b)               754,546
                                               ------------
                                                  2,093,268
                                               ------------

            WATER UTILITIES -- 0.8%
    31,779  Middlesex Water Co.                     578,060


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            WATER UTILITIES (CONTINUED)
    26,875  SJW Corp.                          $    622,156
                                               ------------
                                                  1,200,216
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
    48,217  Shenandoah Telecommunications Co.       870,799
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          155,804,375
             (Cost $130,454,373) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    123,211
                                               ------------
            NET ASSETS -- 100.0%               $155,927,586
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,016,241 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,666,239.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $155,804,375     $    --       $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            CHEMICALS -- 3.0%
    82,343  E.I. du Pont de Nemours & Co.      $  4,526,394
     8,377  Olin Corp.                              192,001
    13,767  RPM International, Inc.                 326,691
                                               ------------
                                                  5,045,086
                                               ------------

            COMMERCIAL BANKS -- 0.7%
    12,655  BancorpSouth, Inc.                      195,520
     5,472  Bank of Hawaii Corp.                    261,671
     3,801  Community Bank System, Inc.              92,250
     3,551  NBT Bancorp, Inc.                        80,927
     2,235  Park National Corp.                     149,343
     5,656  United Bankshares, Inc.                 149,997
    24,698  Valley National Bancorp                 344,784
                                               ------------
                                                  1,274,492
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.0%
     6,226  Healthcare Services Group, Inc.         109,453
     2,731  Mine Safety Appliances Co.              100,146
    35,649  Pitney Bowes, Inc.                      915,823
    33,905  R.R. Donnelley & Sons Co.               641,482
    43,635  Waste Management, Inc.                1,629,331
                                               ------------
                                                  3,396,235
                                               ------------

            DISTRIBUTORS -- 0.4%
    14,505  Genuine Parts Co.                       778,048
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.3%
    32,845  H&R Block, Inc.                         549,825
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 22.2%
   584,610  AT&T, Inc.                           17,889,066
    62,064  CenturyLink, Inc.                     2,578,759
   451,249  Verizon Communications, Inc.         17,391,137
                                               ------------
                                                 37,858,962
                                               ------------

            ELECTRIC UTILITIES -- 15.9%
     4,032  ALLETE, Inc.                            157,127
    71,712  American Electric Power Co., Inc.     2,519,960
     5,286  Cleco Corp.                             181,257
    17,269  DPL, Inc.                               473,343
    30,535  Edison International                  1,117,276
     7,198  Empire District Electric (The) Co.      156,844
    25,034  Entergy Corp.                         1,682,535
    95,702  Exelon Corp.                          3,946,750
    67,341  FirstEnergy Corp.                     2,497,678
    13,793  Hawaiian Electric Industries, Inc.      342,066
     2,485  MGE Energy, Inc.                        100,618
    43,889  NextEra Energy, Inc.                  2,419,162
    16,309  Northeast Utilities                     564,291
     5,009  Otter Tail Corp.                        113,855
    37,717  Pepco Holdings, Inc.                    703,422


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES (CONTINUED)
    15,365  Pinnacle West Capital Corp.        $    657,468
    78,277  PPL Corp.                             1,980,408
    45,814  Progress Energy, Inc.                 2,113,858
   117,730  Southern Co.                          4,486,690
     8,596  UIL Holdings Corp.                      262,350
     4,566  Unisource Energy Corp.                  164,970
    15,226  Westar Energy, Inc.                     402,271
                                               ------------
                                                 27,044,199
                                               ------------

            FOOD PRODUCTS -- 3.2%
     1,231  Cal-Maine Foods, Inc.                    36,315
   172,261  Kraft Foods, Inc., Class A            5,402,105
                                               ------------
                                                  5,438,420
                                               ------------

            GAS UTILITIES -- 1.6%
    10,396  AGL Resources, Inc.                     414,177
    10,585  Atmos Energy Corp.                      360,948
     2,606  Laclede Group (The), Inc.                99,289
     4,183  New Jersey Resources Corp.              179,660
     4,526  Nicor, Inc.                             243,046
     9,304  ONEOK, Inc.                             622,252
     7,467  Piedmont Natural Gas Co., Inc.          226,623
    10,199  UGI Corp.                               335,547
     5,732  WGL Holdings, Inc.                      223,548
                                               ------------
                                                  2,705,090
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.1%
     4,201  Meridian Bioscience, Inc.               100,782
                                               ------------

            HOUSEHOLD DURABLES -- 0.6%
    14,368  Garmin Ltd.                             486,501
    19,664  Leggett & Platt, Inc.                   481,768
                                               ------------
                                                    968,269
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.8%
    48,372  Kimberly-Clark Corp.                  3,157,240
                                               ------------

            INSURANCE -- 1.2%
    12,637  Arthur J. Gallagher & Co.               384,291
    21,445  Cincinnati Financial Corp.              703,396
     2,391  Erie Indemnity Co., Class A             170,024
     1,554  Harleysville Group, Inc.                 51,484
     4,802  Mercury General Corp.                   187,903
    39,158  Old Republic International Corp.        496,915
                                               ------------
                                                  1,994,013
                                               ------------

            IT SERVICES -- 0.8%
    16,050  CoreLogic, Inc. (b)                     296,925
    35,825  Paychex, Inc.                         1,123,472
                                               ------------
                                                  1,420,397
                                               ------------

            MARINE -- 0.1%
     3,719  Alexander & Baldwin, Inc.               169,772
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES -- 10.2%
    13,930  Alliant Energy Corp.               $    542,295
     8,017  Avista Corp.                            185,433
     5,164  Black Hills Corp.                       172,684
    57,136  CenterPoint Energy, Inc.              1,003,308
    40,026  Consolidated Edison, Inc.             2,030,119
    67,797  Dominion Resources, Inc.              3,030,526
    22,351  DTE Energy Co.                        1,094,305
    12,051  Integrys Energy Group, Inc.             608,696
    39,124  NiSource, Inc.                          750,398
     4,825  NorthWestern Corp.                      146,198
    11,231  NSTAR                                   519,658
     8,691  OGE Energy Corp.                        439,417
    47,878  PG&E Corp.                            2,115,250
    63,939  Public Service Enterprise Group,
               Inc.                               2,014,718
    16,030  SCANA Corp.                             631,101
    26,507  TECO Energy, Inc.                       497,271
    12,246  Vectren Corp.                           333,091
    55,596  Xcel Energy, Inc.                     1,328,189
                                               ------------
                                                 17,442,657
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               16.2%
   155,726  Chevron Corp.                        16,729,644
   137,393  ConocoPhillips                       10,972,205
                                               ------------
                                                 27,701,849
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.3%
    17,240  MeadWestvaco Corp.                      522,889
                                               ------------

            PHARMACEUTICALS -- 15.3%
   253,159  Bristol-Myers Squibb Co.              6,690,992
   161,098  Eli Lilly & Co.                       5,665,817
   418,594  Merck & Co., Inc.                    13,817,788
                                               ------------
                                                 26,174,597
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.9%
    28,903  Maxim Integrated Products, Inc.         739,917
    21,129  Microchip Technology, Inc.              803,113
                                               ------------
                                                  1,543,030
                                               ------------

            SPECIALTY RETAIL -- 0.2%
    13,593  Foot Locker, Inc.                       268,054
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 1.5%
    27,378  First Niagara Financial Group,
               Inc.                                 371,793
    85,564  Hudson City Bancorp, Inc.               828,260
    70,386  New York Community Bancorp, Inc.      1,214,862
     5,052  Provident Financial Services, Inc.       74,770
                                               ------------
                                                  2,489,685
                                               ------------


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            TOBACCO -- 1.3%
    57,200  Reynolds American, Inc.            $  2,032,316
     3,196  Universal Corp.                         139,154
                                               ------------
                                                  2,171,470
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
               -- 0.1%
     3,777  GATX Corp.                              146,019
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          170,361,080
             (Cost $152,692,048) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    134,823
                                               ------------
            NET ASSETS -- 100.0%               $170,495,903
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,731,496 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,062,464.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $170,361,080     $    --       $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 0.9%
     1,496  DigitalGlobe, Inc. (b)             $     41,933
     4,622  Spirit AeroSystems Holdings, Inc.,
               Class A (b)                          118,647
                                               ------------
                                                    160,580
                                               ------------

            AUTOMOBILES -- 8.8%
    51,106  General Motors Co. (b)                1,585,819
     3,033  Tesla Motors, Inc. (b)                   84,014
                                               ------------
                                                  1,669,833
                                               ------------

            BEVERAGES -- 1.4%
     7,283  Dr. Pepper Snapple Group, Inc.          270,636
                                               ------------

            BIOTECHNOLOGY -- 1.3%
     3,214  Ironwood Pharmaceuticals, Inc.,
               Class A (b)                           44,996
     1,204  Pharmasset, Inc. (b)                     94,767
     4,091  Talecris Biotherapeutics Holdings
               Corp. (b)                            109,639
                                               ------------
                                                    249,402
                                               ------------

            CAPITAL MARKETS -- 1.9%
     3,535  LPL Investment Holdings, Inc. (b)       126,588
     5,317  MF Global Holdings Ltd. (b)              44,025
    12,023  Och-Ziff Capital Management Group
               LLC, Class A (c)                     196,215
                                               ------------
                                                    366,828
                                               ------------

            CHEMICALS -- 0.2%
     1,016  Kraton Performance Polymers, Inc.
               (b)                                   38,862
                                               ------------

            COMMERCIAL BANKS -- 0.7%
     4,170  First Republic Bank (b)                 128,895
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               0.4%
     4,409  KAR Auction Services, Inc. (b)           67,634
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.8%
     3,250  Aruba Networks, Inc. (b)                109,980
     9,568  Motorola Mobility Holdings, Inc.
               (b)                                  233,459
                                               ------------
                                                    343,439
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.2%
     4,025  SMART Technologies, Inc., Class A
               (b)                                   41,095
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.5%
     3,861  Aecom Technology Corp. (b)              107,065
     4,918  KBR, Inc.                               185,753
                                               ------------
                                                    292,818
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSUMER FINANCE -- 2.6%
    17,730  Discover Financial Services        $    427,648
     1,361  Green Dot Corp., Class A (b)             58,400
                                               ------------
                                                    486,048
                                               ------------

            CONTAINERS & PACKAGING -- 0.2%
     2,134  Graham Packaging Co., Inc. (b)           37,196
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.5%
     4,407  Education Management Corp. (b)           92,283
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.2%
     2,929  CBOE Holdings, Inc.                      84,853
     3,892  MSCI, Inc., Class A (b)                 143,304
                                               ------------
                                                    228,157
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.7%
     2,196  Generac Holdings, Inc. (b)               44,557
     1,485  Polypore International, Inc. (b)         85,506
     5,650  Sensata Technologies Holding N.V.
               (b)                                  196,225
                                               ------------
                                                    326,288
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 2.9%
     2,757  Aeroflex Holding Corp. (b)               50,205
    14,486  TE Connectivity Ltd.                    504,402
                                               ------------
                                                    554,607
                                               ------------

            FOOD & STAPLES RETAILING -- 0.3%
     1,625  Fresh Market (The), Inc. (b)             61,327
                                               ------------

            FOOD PRODUCTS -- 2.2%
     2,869  Dole Food Co., Inc. (b)                  39,105
     6,652  Mead Johnson Nutrition Co.              385,350
                                               ------------
                                                    424,455
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               4.7%
    16,058  Covidien PLC                            834,052
     1,937  Masimo Corp.                             64,115
                                               ------------
                                                    898,167
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               0.7%
     2,961  Accretive Health, Inc. (b)               82,198
     5,236  Select Medical Holdings Corp. (b)        42,202
                                               ------------
                                                    124,400
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.3%
     3,758  Emdeon, Inc., Class A (b)                60,541
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               1.3%
     5,657  Hyatt Hotels Corp., Class A (b)         243,477
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE -- 1.4%
     3,057  OneBeacon Insurance Group Ltd.,
               Class A                         $     41,361
     2,369  Primerica, Inc.                          60,433
     3,843  Symetra Financial Corp.                  52,265
     3,185  Validus Holdings Ltd.                   106,156
                                               ------------
                                                    260,215
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.3%
     1,887  HSN, Inc. (b)                            60,441
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               2.1%
     1,448  Ancestry.com, Inc. (b)                   51,332
     3,476  AOL, Inc. (b)                            67,886
     2,709  Demand Media, Inc. (b)                   63,797
     1,703  Intralinks Holdings, Inc. (b)            45,538
     4,156  Rackspace Hosting, Inc. (b)             178,085
                                               ------------
                                                    406,638
                                               ------------

            IT SERVICES -- 12.4%
     4,489  Booz Allen Hamilton Holding Corp.,
               Class A (b)                           80,847
     4,075  Broadridge Financial Solutions,
               Inc.                                  92,462
     2,560  FleetCor Technologies, Inc. (b)          83,609
     7,183  Genpact Ltd. (b)                        104,010
     5,469  Teradata Corp. (b)                      277,278
    23,174  Visa, Inc., Class A                   1,706,070
                                               ------------
                                                  2,344,276
                                               ------------

            MEDIA -- 1.8%
     3,689  Cinemark Holdings, Inc.                  71,382
     5,455  Scripps Networks Interactive,
               Class A                              273,241
                                               ------------
                                                    344,623
                                               ------------

            METALS & MINING -- 0.9%
     2,676  Molycorp, Inc. (b)                      160,614
                                               ------------

            MULTILINE RETAIL -- 1.8%
    11,091  Dollar General Corp. (b)                347,703
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               14.9%
     1,425  Amyris, Inc. (b)                         40,670
     1,980  Cloud Peak Energy, Inc. (b)              42,748
    11,579  Cobalt International Energy, Inc.
               (b)                                  194,643
     3,350  Concho Resources, Inc. (b)              359,455
     5,541  Continental Resources, Inc. (b)         396,015
     2,854  CVR Energy, Inc. (b)                     66,099
     1,877  Duncan Energy Partners L.P. (c)          76,019
    22,989  Kinder Morgan, Inc. (b)                 681,394
     2,999  Oasis Petroleum, Inc. (b)                94,828
     2,969  Patriot Coal Corp. (b)                   76,689
    13,213  SandRidge Energy, Inc. (b)              169,127
    21,091  Spectra Energy Corp.                    573,253


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     1,455  Targa Resources Corp.              $     52,729
                                               ------------
                                                  2,823,669
                                               ------------

            PROFESSIONAL SERVICES -- 2.6%
    11,652  Nielsen Holdings N.V. (b)               318,216
     5,602  Verisk Analytics, Inc., Class A (b)     183,522
                                               ------------
                                                    501,738
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.3%
     1,978  DuPont Fabros Technology, Inc.           47,967
                                               ------------

            ROAD & RAIL -- 1.4%
    13,449  Hertz Global Holdings, Inc. (b)         210,208
     4,338  Swift Transportation Co. (b)             63,768
                                               ------------
                                                    273,976
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.9%
     1,467  Cavium Networks, Inc. (b)                65,912
     4,063  GT Solar International, Inc. (b)         43,312
     8,105  NXP Semiconductor NV (b)                243,150
                                               ------------
                                                    352,374
                                               ------------

            SOFTWARE -- 3.7%
       824  BroadSoft, Inc. (b)                      39,297
     2,446  Fortinet, Inc. (b)                      107,624
     2,092  NetSuite, Inc. (b)                       60,835
     2,529  QLIK Technologies, Inc. (b)              65,754
     1,668  RealD, Inc. (b)                          45,636
     2,227  RealPage, Inc. (b)                       61,755
     2,356  Solarwinds, Inc. (b)                     55,272
     2,291  Solera Holdings, Inc.                   117,070
     2,448  SS&C Technologies Holdings, Inc.
               (b)                                   49,988
     2,470  SuccessFactors, Inc. (b)                 96,552
                                               ------------
                                                    699,783
                                               ------------

            SPECIALTY RETAIL -- 0.3%
     2,885  Express, Inc.                            56,373
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.3%
     1,317  Vera Bradley, Inc. (b)                   55,591
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.5%
     3,295  BankUnited, Inc.                         94,599
                                               ------------

            TOBACCO -- 12.3%
     4,733  Lorillard, Inc.                         449,682
    28,762  Philip Morris International, Inc.     1,887,650
                                               ------------
                                                  2,337,332
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS --
               0.6%
     3,370  RSC Holdings, Inc. (b)             $     48,461
     1,571  Textainer Group Holdings Ltd.            58,378
                                               ------------
                                                    106,839
                                               ------------

            WATER UTILITIES -- 0.8%
     5,686  American Water Works Co., Inc.          159,492
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
               -- 1.9%
    32,111  Clearwire Corp., Class A (b)            179,501
    11,596  MetroPCS Communications, Inc. (b)       188,319
                                               ------------
                                                    367,820
                                               ------------

            TOTAL INVESTMENTS -- 99.9%           18,969,031
             (Cost $16,276,979) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     23,978
                                               ------------
            NET ASSETS -- 100.0%               $ 18,993,009
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c)   Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,909,775 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $217,723.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1         LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $18,969,031      $    --       $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AIR FREIGHT & LOGISTICS -- 2.0%
    11,006  C.H. Robinson Worldwide, Inc.      $    815,875
    16,816  Expeditors International of
               Washington, Inc.                     843,154
                                               ------------
                                                  1,659,029
                                               ------------

            BIOTECHNOLOGY -- 7.3%
    15,115  Amgen, Inc. (b)                         807,897
    11,508  Biogen Idec, Inc. (b)                   844,572
    15,095  Celgene Corp. (b)                       868,415
    14,310  Cephalon, Inc. (b)                    1,084,412
    10,583  Genzyme Corp. (b)                       805,895
    19,920  Gilead Sciences, Inc. (b)               845,405
    18,021  Vertex Pharmaceuticals, Inc. (b)        863,747
                                               ------------
                                                  6,120,343
                                               ------------

            CHEMICALS -- 1.0%
    12,907  Sigma-Aldrich Corp.                     821,401
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.0%
     9,385  Stericycle, Inc. (b)                    832,168
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 3.8%
    46,675  Cisco Systems, Inc.                     800,476
     8,252  F5 Networks, Inc. (b)                   846,408
    15,471  QUALCOMM, Inc.                          848,275
    13,133  Research In Motion Ltd. (b)             742,934
                                               ------------
                                                  3,238,093
                                               ------------

            COMPUTERS & PERIPHERALS -- 4.9%
     2,418  Apple, Inc. (b)                         842,552
    55,132  Dell, Inc. (b)                          799,965
    16,427  NetApp, Inc. (b)                        791,453
    18,473  SanDisk Corp. (b)                       851,421
    60,646  Seagate Technology (b)                  873,302
                                               ------------
                                                  4,158,693
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.0%
    19,839  Apollo Group, Inc., Class A (b)         827,485
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.0%
   110,950  Flextronics International Ltd. (b)      828,797
    25,004  FLIR Systems, Inc.                      865,388
                                               ------------
                                                  1,694,185
                                               ------------

            FOOD & STAPLES RETAILING -- 2.0%
    11,321  Costco Wholesale Corp.                  830,056
    13,240  Whole Foods Market, Inc.                872,516
                                               ------------
                                                  1,702,572
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.0%
    22,718  DENTSPLY International, Inc.       $    840,339
     2,528  Intuitive Surgical, Inc. (b)            842,987
                                               ------------
                                                  1,683,326
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               2.0%
    15,350  Express Scripts, Inc. (b)               853,613
    12,034  Henry Schein, Inc. (b)                  844,426
                                               ------------
                                                  1,698,039
                                               ------------

            HEALTH CARE TECHNOLOGY -- 1.0%
     7,761  Cerner Corp. (b)                        863,023
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               3.1%
    21,465  Ctrip.com International Ltd., ADR
               (b)                                  890,583
    22,887  Starbucks Corp.                         845,675
     6,874  Wynn Resorts Ltd.                       874,716
                                               ------------
                                                  2,610,974
                                               ------------

            HOUSEHOLD DURABLES -- 0.9%
    23,653  Garmin Ltd.                             800,891
                                               ------------

            INTERNET & CATALOG RETAIL -- 5.2%
     4,946  Amazon.com, Inc. (b)                    890,923
    37,521  Expedia, Inc.                           850,226
    51,313  Liberty Media Corp. - Interactive,
               Class A (b)                          823,060
     3,820  Netflix, Inc. (b)                       906,601
     1,784  priceline.com, Inc. (b)                 903,489
                                               ------------
                                                  4,374,299
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               6.0%
    22,105  Akamai Technologies, Inc. (b)           839,990
     6,638  Baidu, Inc., ADR (b)                    914,783
    26,255  eBay, Inc. (b)                          814,955
     1,423  Google, Inc., Class A (b)               834,177
    22,854  VeriSign, Inc.                          827,543
    49,905  Yahoo!, Inc. (b)                        830,918
                                               ------------
                                                  5,062,366
                                               ------------

            IT SERVICES -- 5.0%
    16,221  Automatic Data Processing, Inc.         832,299
    10,783  Cognizant Technology Solutions
               Corp., Class A (b)                   877,736
    13,329  Fiserv, Inc. (b)                        835,995
    12,393  Infosys Technologies Ltd., ADR          888,578
    25,316  Paychex, Inc.                           793,910
                                               ------------
                                                  4,228,518
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
               1.0%
    32,470  Mattel, Inc.                       $    809,477
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               3.0%
    12,877  Illumina, Inc. (b)                      902,291
    15,923  Life Technologies Corp. (b)             834,684
    41,048  QIAGEN N.V. (b)                         823,012
                                               ------------
                                                  2,559,987
                                               ------------

            MACHINERY -- 2.0%
     8,700  Joy Global, Inc.                        859,647
    16,504  PACCAR, Inc.                            863,984
                                               ------------
                                                  1,723,631
                                               ------------

            MEDIA -- 4.0%
    33,523  Comcast Corp., Class A                  828,688
    17,861  DIRECTV, Class A (b)                    835,895
    48,985  News Corp., Class A                     860,177
    29,429  Virgin Media, Inc.                      817,832
                                               ------------
                                                  3,342,592
                                               ------------

            MULTILINE RETAIL -- 1.9%
    14,801  Dollar Tree, Inc. (b)                   821,752
     9,779  Sears Holdings Corp. (b)                808,234
                                               ------------
                                                  1,629,986
                                               ------------

            PHARMACEUTICALS -- 3.0%
    36,930  Mylan, Inc. (b)                         837,203
    16,701  Teva Pharmaceutical Industries
               Ltd., ADR                            837,889
    35,353  Warner Chilcott PLC, Class A            823,018
                                               ------------
                                                  2,498,110
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 14.0%
    20,099  Altera Corp.                            884,758
    53,909  Applied Materials, Inc.                 842,059
    20,165  Broadcom Corp., Class A                 794,098
     5,347  First Solar, Inc. (b)                   860,011
    40,137  Intel Corp.                             809,563
    17,868  KLA-Tencor Corp.                        846,407
    15,744  Lam Research Corp. (b)                  892,055
    24,646  Linear Technology Corp.                 828,845
    51,209  Marvell Technology Group Ltd. (b)       796,300
    33,074  Maxim Integrated Products, Inc.         846,694
    22,403  Microchip Technology, Inc.              851,538
    79,442  Micron Technology, Inc. (b)             910,405
    45,404  NVIDIA Corp. (b)                        838,158
    25,181  Xilinx, Inc.                            825,937
                                               ------------
                                                 11,826,828
                                               ------------

            SOFTWARE -- 12.1%
    75,392  Activision Blizzard, Inc.               827,050


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
    25,004  Adobe Systems, Inc. (b)            $    829,133
    20,303  Autodesk, Inc. (b)                      895,565
    16,710  BMC Software, Inc. (b)                  831,155
    34,977  CA, Inc.                                845,744
    16,677  Check Point Software Technologies
               Ltd. (b)                             851,361
    12,002  Citrix Systems, Inc. (b)                881,667
    43,028  Electronic Arts, Inc. (b)               840,337
    16,023  Intuit, Inc. (b)                        850,821
    32,252  Microsoft Corp.                         817,911
    26,005  Oracle Corp.                            867,787
    46,316  Symantec Corp. (b)                      858,699
                                               ------------
                                                 10,197,230
                                               ------------

            SPECIALTY RETAIL -- 4.8%
    17,551  Bed Bath & Beyond, Inc. (b)             847,187
    14,419  O'Reilly Automotive, Inc. (b)           828,516
    11,498  Ross Stores, Inc.                       817,738
    40,198  Staples, Inc.                           780,645
    25,598  Urban Outfitters, Inc. (b)              763,588
                                               ------------
                                                  4,037,674
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.0%
    13,129  Fastenal Co.                            851,153
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.0%
     9,056  Millicom International Cellular
               S.A.                                 870,916
    20,973  NII Holdings, Inc. (b)                  873,945
    28,815  Vodafone Group PLC, ADR                 828,431
                                               ------------
                                                  2,573,292
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          84,425,365
             (Cost $76,563,378) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (10,969)
                                               ------------
            NET ASSETS -- 100.0%               $ 84,414,396
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

March 31, 2011 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,345,839 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,483,852.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $84,425,365      $    --       $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 9.6%
   811,474  Cisco Systems, Inc.                $ 13,916,779
   143,502  F5 Networks, Inc. (b)                14,719,000
   268,972  QUALCOMM, Inc.                       14,747,735
   228,353  Research In Motion Ltd. (b)          12,917,929
                                               ------------
                                                 56,301,443
                                               ------------

            COMPUTERS & PERIPHERALS -- 12.3%
    42,068  Apple, Inc. (b)                      14,658,595
   958,600  Dell, Inc. (b)                       13,909,286
   285,672  NetApp, Inc. (b)                     13,763,677
   321,140  SanDisk Corp. (b)                    14,801,342
 1,054,513  Seagate Technology (b)               15,184,987
                                               ------------
                                                 72,317,887
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.5%
   134,904  Cerner Corp. (b)                     15,001,325
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               12.6%
   384,339  Akamai Technologies, Inc. (b)        14,604,882
   115,420  Baidu, Inc., ADR (b)                 15,906,030
    24,791  Google, Inc., Class A (b)            14,532,732
   397,402  VeriSign, Inc.                       14,389,927
   867,679  Yahoo!, Inc. (b)                     14,446,855
                                               ------------
                                                 73,880,426
                                               ------------
            IT SERVICES -- 5.2%
   187,478  Cognizant Technology Solutions
               Corp., Class A (b)                15,260,709
   215,467  Infosys Technologies Ltd., ADR       15,448,984
                                               ------------
                                                 30,709,693
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 32.5%
   349,464  Altera Corp.                         15,383,405
   937,268  Applied Materials, Inc.              14,640,126
   350,616  Broadcom Corp., Class A              13,807,258
   697,881  Intel Corp.                          14,076,260
   310,606  KLA-Tencor Corp.                     14,713,406
   273,737  Lam Research Corp. (b)               15,509,939
   428,494  Linear Technology Corp.              14,410,253
   890,442  Marvell Technology Group Ltd.
               (b)                               13,846,373
   574,985  Maxim Integrated Products, Inc.      14,719,616
   389,614  Microchip Technology, Inc.           14,809,228
 1,381,215  Micron Technology, Inc. (b)          15,828,724
   789,380  NVIDIA Corp. (b)                     14,571,955


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
   437,793  Xilinx, Inc.                       $ 14,359,611
                                               ------------
                                                190,676,154
                                               ------------

            SOFTWARE -- 25.3%
   434,797  Adobe Systems, Inc. (b)              14,417,869
   353,027  Autodesk, Inc. (b)                   15,572,021
   290,618  BMC Software, Inc. (b)               14,455,339
   608,171  CA, Inc.                             14,705,575
   289,957  Check Point Software
               Technologies Ltd. (b)             14,802,305
   208,718  Citrix Systems, Inc. (b)             15,332,424
   278,631  Intuit, Inc. (b)                     14,795,306
   560,826  Microsoft Corp.                      14,222,547
   452,169  Oracle Corp.                         15,088,880
   805,374  Symantec Corp. (b)                   14,931,634
                                               ------------
                                                148,323,900
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         587,210,828
             (Cost $522,957,012) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (13,590)
                                               ------------
            NET ASSETS -- 100.0%               $587,197,238
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $77,603,289 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,349,473.

ADR - American Depositary Receipt




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

March 31, 2011 (Unaudited)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1         LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $587,210,828      $    --       $    --
                    =======================================


* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 94.7%
            BIOTECHNOLOGY -- 67.2%
   121,426  Alexion Pharmaceuticals, Inc. (b)  $ 11,982,318
   180,130  Amgen, Inc. (b)                       9,627,949
   682,353  Amylin Pharmaceuticals, Inc. (b)      7,758,354
   145,984  Biogen Idec, Inc. (b)                10,713,766
 1,678,538  Celera Corp. (b)                     13,612,943
   183,032  Celgene Corp. (b)                    10,529,831
   171,872  Cephalon, Inc. (b)                   13,024,460
   285,728  Dendreon Corp. (b)                   10,694,799
   268,521  Gilead Sciences, Inc. (b)            11,396,031
   416,956  Human Genome Sciences, Inc. (b)      11,445,442
   292,182  InterMune, Inc. (b)                  13,788,069
   492,401  Myriad Genetics, Inc. (b)             9,921,880
   256,022  Vertex Pharmaceuticals, Inc. (b)     12,271,134
                                               ------------
                                                146,766,976
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
               -- 23.5%
 2,035,004  Affymetrix, Inc. (b)                 10,602,371
   149,104  Illumina, Inc. (b)                   10,447,717
   189,952  Life Technologies Corp. (b)           9,957,284
   529,668  QIAGEN N.V. (b)                      10,619,843
 1,517,158  Sequenom, Inc. (b)                    9,603,610
                                               ------------
                                                 51,230,825
                                               ------------

            PHARMACEUTICALS -- 4.0%
   922,303  Nektar Therapeutics (b)               8,734,209
                                               ------------

            TOTAL INVESTMENTS -- 94.7%          206,732,010
             (Cost $182,709,838) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 5.3%                 11,576,736
                                               ------------
            NET ASSETS -- 100.0%               $218,308,746
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,226,547 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,204,375.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $206,732,010      $    --       $    --
                    =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 4.6%
   932,579  E*TRADE Financial Corp. (b)        $ 14,576,210
   820,008  TD Ameritrade Holding Corp.          17,113,567
                                               ------------
                                                 31,689,777
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 7.3%
   787,593  Juniper Networks, Inc. (b)           33,141,913
   291,931  NETGEAR, Inc. (b)                     9,470,242
 2,168,594  Sonus Networks, Inc. (b)              8,153,914
                                               ------------
                                                 50,766,069
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.3%
   770,725  Allscripts Healthcare Solutions,
               Inc. (b)                          16,177,518
                                               ------------

            INTERNET & CATALOG RETAIL -- 20.3%
   290,068  Amazon.com, Inc. (b)                 52,249,949
   148,647  Blue Nile, Inc. (b)                   8,025,451
   772,304  Expedia, Inc.                        17,500,409
   114,191  Netflix, Inc. (b)                    27,100,950
    71,501  priceline.com, Inc. (b)              36,210,966
                                               ------------
                                                141,087,725
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               44.4%
   548,470  Akamai Technologies, Inc. (b)        20,841,860
   276,700  Constant Contact, Inc. (b)            9,656,830
   390,943  DealerTrack Holdings, Inc. (b)        8,976,051
   295,338  Digital River, Inc. (b)              11,054,501
 1,042,723  EarthLink, Inc.                       8,164,521
 1,266,768  eBay, Inc. (b)                       39,320,479
   113,559  Google, Inc., Class A (b)            66,569,421
   435,235  IAC/InterActiveCorp (b)              13,444,409
   856,292  Internap Network Services Corp.
               (b)                                5,625,838
   343,956  j2 Global Communications, Inc. (b)   10,150,142
   791,112  Monster Worldwide, Inc. (b)          12,578,681
   646,302  NIC, Inc.                             8,052,923
 1,496,330  RealNetworks, Inc. (b)                5,566,348
 1,113,312  United Online, Inc.                   7,019,432
   650,720  ValueClick, Inc. (b)                  9,409,411
   541,642  VeriSign, Inc.                       19,612,857
   257,546  Vocus, Inc. (b)                       6,660,140
   262,531  WebMD Health Corp. (b)               14,024,406
 1,870,339  Yahoo!, Inc. (b)                     31,141,144
                                               ------------
                                                307,869,394
                                               ------------

            IT SERVICES -- 1.4%
   850,203  Sapient Corp. (b)                     9,734,824
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE -- 19.7%
   453,754  Ariba, Inc. (b)                    $ 15,491,162
   452,131  Check Point Software
               Technologies Ltd. (b)             23,081,287
   240,006  Concur Technologies, Inc. (b)        13,308,333
   303,744  Ebix, Inc. (b)                        7,183,546
   419,109  Quest Software, Inc. (b)             10,641,177
   219,481  Salesforce.com, Inc. (b)             29,318,272
   670,052  TIBCO Software, Inc. (b)             18,258,917
   519,242  Virnetx Holding Corp.                10,338,108
   381,414  Websense, Inc. (b)                    8,761,080
                                               ------------
                                                136,381,882
                                               ------------


            TOTAL INVESTMENTS -- 100.0%         693,707,189
             (Cost $612,843,447) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (67,645)
                                               ------------
            NET ASSETS -- 100.0%               $693,639,544
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,288,958 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,425,216.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $693,707,189      $    --       $    --
                    =======================================


* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 5.9%
    10,242  General Dynamics Corp.             $    784,128
    12,272  Northrop Grumman Corp.                  769,577
    15,429  Raytheon Co.                            784,873
                                               ------------
                                                  2,338,578
                                               ------------

            BIOTECHNOLOGY -- 6.5%
    11,748  Biogen Idec, Inc. (b)                   862,186
    15,101  Celgene Corp. (b)                       868,761
    19,967  Gilead Sciences, Inc. (b)               847,399
                                               ------------
                                                  2,578,346
                                               ------------

            CAPITAL MARKETS -- 1.9%
     4,699  Goldman Sachs Group (The), Inc.         744,650
                                               ------------

            COMPUTERS & PERIPHERALS -- 3.9%
    55,681  Dell, Inc. (b)                          807,931
    16,126  SanDisk Corp. (b)                       743,248
                                               ------------
                                                  1,551,179
                                               ------------

            CONSUMER FINANCE -- 4.4%
    15,884  Capital One Financial Corp.             825,333
    37,580  Discover Financial Services             906,429
                                               ------------
                                                  1,731,762
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               5.6%
    54,200  Bank of America Corp.                   722,486
   160,689  Citigroup, Inc. (b)                     710,245
    17,362  JPMorgan Chase & Co.                    800,388
                                               ------------
                                                  2,233,119
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.1%
    27,691  AT&T, Inc.                              847,345
                                               ------------

            FOOD PRODUCTS -- 1.9%
    21,461  Archer-Daniels-Midland Co.              772,811
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 4.3%
    18,459  St. Jude Medical, Inc.                  946,208
    12,770  Zimmer Holdings, Inc. (b)               772,968
                                               ------------
                                                  1,719,176
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 6.1%
    20,698  Aetna, Inc.                             774,726
    18,084  CIGNA Corp.                             800,759
    18,228  UnitedHealth Group, Inc.                823,906
                                               ------------
                                                  2,399,391
                                               ------------

            INSURANCE -- 15.7%
    12,282  ACE Ltd.                                794,645
    13,477  Aflac, Inc.                             711,316
    24,706  Allstate (The) Corp.                    785,157


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
    13,195  Chubb (The) Corp.                  $    808,985
    18,708  Loews Corp.                             806,128
    23,079  Principal Financial Group, Inc.         741,067
    12,312  Prudential Financial, Inc.              758,173
    13,491  Travelers (The) Cos., Inc.              802,445
                                               ------------
                                                  6,207,916
                                               ------------

            MEDIA -- 6.1%
    33,256  Comcast Corp., Class A                  822,088
    45,884  News Corp., Class A                     805,723
    11,201  Time Warner Cable, Inc.                 799,080
                                               ------------
                                                  2,426,891
                                               ------------

            METALS & MINING -- 5.9%
     8,580  Cliffs Natural Resources, Inc.          843,243
    13,646  Freeport-McMoRan Copper & Gold,
               Inc.                                 758,035
    13,595  Newmont Mining Corp.                    742,015
                                               ------------
                                                  2,343,293
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 8.8%
     7,976  Chevron Corp.                           856,862
    16,889  Marathon Oil Corp.                      900,352
    11,491  Murphy Oil Corp.                        843,669
    29,194  Valero Energy Corp.                     870,565
                                               ------------
                                                  3,471,448
                                               ------------

            PAPER & FOREST PRODUCTS -- 2.0%
    26,507  International Paper Co.                 799,981
                                               ------------

            PHARMACEUTICALS -- 12.0%
    16,794  Abbott Laboratories                     823,746
    30,137  Bristol-Myers Squibb Co.                796,521
    21,799  Eli Lilly & Co.                         766,671
    12,730  Johnson & Johnson                       754,252
    23,549  Merck & Co., Inc.                       777,352
    40,131  Pfizer, Inc.                            815,061
                                               ------------
                                                  4,733,603
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.4%
    35,725  Intel Corp.                             720,573
    39,236  Marvell Technology Group Ltd. (b)       610,120
                                               ------------
                                                  1,330,693
                                               ------------

            SOFTWARE -- 1.8%
    27,891  Microsoft Corp.                         707,316
                                               ------------

            SPECIALTY RETAIL -- 1.6%
    21,978  Best Buy Co., Inc.                      631,208
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

March 31, 2011 (Unaudited)


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%         $ 39,568,706
             (Cost $34,674,564) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     29,671
                                               ------------
            NET ASSETS -- 100.0%               $ 39,598,377
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,349,497 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $455,355.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $39,568,706      $    --       $    --
                     ======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.6%
       664  Ceradyne, Inc. (b)                 $     29,933
     1,094  Lockheed Martin Corp.                    87,957
       195  National Presto Industries, Inc.         21,973
     1,397  Northrop Grumman Corp.                   87,606
     1,336  Rockwell Collins, Inc.                   86,613
       471  Teledyne Technologies, Inc. (b)          24,355
                                               ------------
                                                    338,437
                                               ------------

            AUTO COMPONENTS -- 1.9%
     2,500  Goodyear Tire & Rubber (The) Co.
               (b)                                   37,450
     1,547  Magna International, Inc.                74,117
       586  TRW Automotive Holdings Corp. (b)        32,277
                                               ------------
                                                    143,844
                                               ------------

            AUTOMOBILES -- 1.0%
     2,082  Honda Motor Co., Ltd., ADR               78,096
                                               ------------

            BIOTECHNOLOGY -- 1.3%
     2,330  Gilead Sciences, Inc. (b)                98,885
                                               ------------

            CAPITAL MARKETS -- 4.0%
     4,100  American Capital Ltd. (b)                40,590
     2,780  Bank of New York Mellon (The) Corp.      83,039
     2,083  Blackstone Group (The) L.P. (c)          37,244
     1,309  Federated Investors, Inc., Class B       35,016
     1,282  Investment Technology Group, Inc.
               (b)                                   23,319
     2,963  Morgan Stanley                           80,949
                                               ------------
                                                    300,157
                                               ------------

            CHEMICALS -- 0.4%
       182  NewMarket Corp.                          28,796
                                               ------------

            COMMERCIAL BANKS -- 0.4%
     3,747  KeyCorp                                  33,273
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
       753  Brink's (The) Co.                        24,932
       919  Deluxe Corp.                             24,390
       719  G&K Services, Inc., Class A              23,907
       332  United Stationers, Inc.                  23,588
                                               ------------
                                                     96,817
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.6%
       766  ADTRAN, Inc.                             32,525
       594  Black Box Corp.                          20,879
       798  EchoStar Corp., Class A (b)              30,204
       644  InterDigital, Inc.                       30,725
     1,337  Research In Motion Ltd. (b)              75,634
                                               ------------
                                                    189,967
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMPUTERS & PERIPHERALS -- 1.1%
     1,752  SanDisk Corp. (b)                  $     80,750
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.3%
     1,485  Dycom Industries, Inc. (b)               25,750
                                               ------------

            CONSUMER FINANCE -- 1.6%
     1,717  Capital One Financial Corp.              89,216
       852  EZCORP, Inc., Class A (b)                26,744
                                               ------------
                                                    115,960
                                               ------------

            CONTAINERS & PACKAGING -- 0.8%
       366  Greif, Inc., Class A                     23,940
       505  Rock-Tenn Co., Class A                   35,022
                                               ------------
                                                     58,962
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.8%
       832  Apollo Group, Inc., Class A (b)          34,703
     1,000  Career Education Corp. (b)               22,720
       670  DeVry, Inc.                              36,897
       522  ITT Educational Services, Inc. (b)       37,662
                                               ------------
                                                    131,982
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.6%
     1,919  JPMorgan Chase & Co.                     88,466
     1,271  NASDAQ OMX Group (The), Inc. (b)         32,843
                                               ------------
                                                    121,309
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.3%
     1,332  Neutral Tandem, Inc. (b)                 19,647
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 6.4%
       869  Arrow Electronics, Inc. (b)              36,394
       981  Avnet, Inc. (b)                          33,442
     1,881  Brightpoint, Inc. (b)                    20,390
     3,114  Celestica, Inc. (b)                      33,382
     3,997  Corning, Inc.                            82,458
     1,784  Ingram Micro, Inc., Class A (b)          37,517
     1,621  Insight Enterprises, Inc. (b)            27,606
     1,305  Molex, Inc.                              32,782
     2,681  Power-One, Inc. (b)                      23,459
     1,488  Sanmina-SCI Corp. (b)                    16,680
     2,742  TE Connectivity Ltd.                     95,476
     2,005  Vishay Intertechnology, Inc. (b)         35,569
                                               ------------
                                                    475,155
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 0.4%
     3,091  Global Industries Ltd. (b)               30,261
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS -- 2.5%
     2,468  Archer-Daniels-Midland Co.         $     88,873
       402  Lancaster Colony Corp.                   24,361
     1,571  Smithfield Foods, Inc. (b)               37,798
     1,933  Tyson Foods, Inc., Class A               37,094
                                               ------------
                                                    188,126
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
              5.9%
       892  Alere, Inc. (b)                          34,913
       913  C. R. Bard, Inc.                         90,670
     1,772  Hologic, Inc. (b)                        39,338
     2,252  Medtronic, Inc.                          88,616
     1,898  St. Jude Medical, Inc.                   97,292
     1,484  Stryker Corp.                            90,227
                                               ------------
                                                    441,056
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               2.1%
     2,573  Aetna, Inc.                              96,308
       690  Amedisys, Inc. (b)                       24,150
     1,197  Coventry Health Care, Inc. (b)           38,172
                                               ------------
                                                    158,630
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               0.5%
     1,462  Brinker International, Inc.              36,989
                                               ------------

            HOUSEHOLD DURABLES -- 3.3%
     1,075  American Greetings Corp., Class A        25,370
       814  Helen of Troy Ltd. (b)                   23,932
     1,705  KB Home                                  21,210
     1,275  Ryland Group (The), Inc.                 20,272
     2,561  Sony Corp., ADR                          81,517
       734  Tempur-Pedic International, Inc.
               (b)                                   37,184
     1,666  Toll Brothers, Inc. (b)                  32,937
                                               ------------
                                                    242,422
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 1.2%
     1,931  Tyco International Ltd.                  86,451
                                               ------------

            INSURANCE -- 5.9%
     1,239  ACE Ltd.                                 80,163
       112  Alleghany Corp. (b)                      37,136
     1,628  Alterra Capital Holdings Ltd.            36,369
     2,077  Loews Corp.                              89,498
        85  Markel Corp. (b)                         35,228
     1,372  Prudential Financial, Inc.               84,488
       587  Reinsurance Group of America, Inc.       36,852
       513  RenaissanceRe Holdings Ltd.              35,392
                                               ------------
                                                    435,126
                                               ------------

            INTERNET SOFTWARE & SERVICES --
                1.1%
     2,590  eBay, Inc. (b)                           80,394
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES -- 4.2%
     1,706  Accenture PLC, Class A             $     93,779
     1,674  Convergys Corp. (b)                      24,039
       708  DST Systems, Inc.                        37,396
       544  International Business Machines
               Corp.                                 88,710
       334  MAXIMUS, Inc.                            27,111
     1,042  TeleTech Holdings, Inc. (b)              20,194
       595  Unisys Corp. (b)                         18,576
                                               ------------
                                                    309,805
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
                1.2%
     3,495  Mattel, Inc.                             87,130
                                               ------------

            MACHINERY -- 1.2%
     1,601  Illinois Tool Works, Inc.                86,006
                                               ------------

            MEDIA -- 2.0%
       539  Arbitron, Inc.                           21,576
     2,055  Live Nation Entertainment, Inc. (b)      20,550
     2,446  Time Warner, Inc.                        87,322
       735  Valassis Communications, Inc. (b)        21,418
                                               ------------
                                                    150,866
                                               ------------

            METALS & MINING -- 3.1%
     5,145  Alcoa, Inc.                              90,809
     1,021  Cliffs Natural Resources, Inc.          100,344
       299  Walter Energy, Inc.                      40,494
                                               ------------
                                                    231,647
                                               ------------

            MULTILINE RETAIL -- 0.5%
       850  Dillard's, Inc., Class A                 34,102
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 9.7%
       490  Alliance Resource Partners L.P. (c)      39,901
     2,898  Chesapeake Energy Corp.                  97,141
       843  Cimarex Energy Co.                       97,147
     1,249  ConocoPhillips                           99,745
     1,079  Exxon Mobil Corp.                        90,776
     1,109  Hess Corp.                               94,498
     1,923  Marathon Oil Corp.                      102,515
     3,195  Valero Energy Corp.                      95,275
                                               ------------
                                                    716,998
                                               ------------

            PERSONAL PRODUCTS -- 1.2%
       949  Estee Lauder (The) Cos., Inc.,
               Class A                               91,446
                                               ------------

            PHARMACEUTICALS -- 1.2%
     2,589  Eli Lilly & Co.                          91,055
                                               ------------

            PROFESSIONAL SERVICES -- 0.3%
     1,045  Kelly Services, Inc., Class A (b)        22,687
                                               ------------

            ROAD & RAIL -- 0.8%
     2,179  Hertz Global Holdings, Inc. (b)          34,058


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ROAD & RAIL (CONTINUED)
       952  Werner Enterprises, Inc.           $     25,199
                                               ------------
                                                     59,257
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 12.4%
     4,318  Advanced Micro Devices, Inc. (b)         37,135
     2,159  Altera Corp.                             95,039
     2,202  Analog Devices, Inc.                     86,715
       982  Cirrus Logic, Inc. (b)                   20,651
     1,863  Fairchild Semiconductor
               International, Inc. (b)               33,907
     2,128  GT Solar International, Inc. (b)         22,685
     3,140  Integrated Device Technology, Inc.
               (b)                                   23,142
     1,083  International Rectifier Corp. (b)        35,804
     2,420  Kulicke & Soffa Industries, Inc.
               (b)                                   22,627
       663  Lam Research Corp. (b)                   37,566
     3,628  Lattice Semiconductor Corp. (b)          21,405
       784  MKS Instruments, Inc.                    26,107
       894  Novellus Systems, Inc. (b)               33,194
     3,153  ON Semiconductor Corp. (b)               31,120
     7,549  STMicroelectronics N.V.                  93,759
     6,907  Taiwan Semiconductor Manufacturing
               Co., Ltd., ADR                        84,127
     1,984  Teradyne, Inc. (b)                       35,335
     2,509  Texas Instruments, Inc.                  86,711
     1,752  TriQuint Semiconductor, Inc. (b)         22,618
       784  Varian Semiconductor Equipment
                Associates, Inc. (b) 38,157
     1,058  Xilinx, Inc.                             34,702
                                               ------------
                                                    922,506
                                               ------------

            SOFTWARE -- 1.1%
     3,277  Microsoft Corp.                          83,105
                                               ------------

            SPECIALTY RETAIL -- 4.7%
       632  Buckle (The), Inc.                       25,533
     1,062  Collective Brands, Inc. (b)              22,918
     1,923  Foot Locker, Inc.                        37,922
     4,176  Gap (The), Inc.                          94,628
     3,926  Office Depot, Inc. (b)                   18,177
     2,307  Pier 1 Imports, Inc. (b)                 23,416
     1,759  TJX (The) Cos., Inc.                     87,475
       700  Tractor Supply Co.                       41,902
                                               ------------
                                                    351,971
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               1.3%
       415  Deckers Outdoor Corp. (b)                35,752
       281  Polo Ralph Lauren Corp.                  34,746
       653  Wolverine World Wide, Inc.               24,344
                                               ------------
                                                     94,842
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            TRANSPORTATION INFRASTRUCTURE --
               0.3%
       991  Macquarie Infrastructure Co. LLC
               (b)                               $   23,645
                                               ------------

            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.4%
     1,712  Leap Wireless International, Inc.
                (b)                                  26,519
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%          7,420,829
             (Cost $7,128,380)

            MONEY MARKET FUND -- 0.2%
    11,720  Morgan Stanley Institutional
             Treasury Money Market Fund - 0.01%
             (d)                                     11,720
             (Cost $11,720)                    ------------

            TOTAL INVESTMENTS -- 100.1%           7,432,549
             (Cost $7,140,100) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (4,635)
                                               ------------
            NET ASSETS -- 100.0%               $  7,427,914
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c)   Master Limited Partnership ("MLP").
(d)   Represents annualized 7-day yield at March 31, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $470,221 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $177,772.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

March 31, 2011 (Unaudited)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*        $7,420,829      $    --       $    --
Money Market Fund         11,720           --            --
                      -------------------------------------
TOTAL INVESTMENTS     $7,432,549      $    --       $    --
                      =====================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.9%
    20,902  Boeing (The) Co.                   $  1,545,285
    19,657  General Dynamics Corp.                1,504,940
    26,093  Honeywell International, Inc.         1,558,013
    18,676  L-3 Communications Holdings, Inc.     1,462,517
    18,323  Lockheed Martin Corp.                 1,473,169
    24,051  Northrop Grumman Corp.                1,508,238
    29,518  Raytheon Co.                          1,501,581
    18,272  United Technologies Corp.             1,546,725
                                               ------------
                                                 12,100,468
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.6%
    20,434  United Parcel Service, Inc.,
               Class B                            1,518,655
                                               ------------

            BEVERAGES -- 2.5%
    21,998  Brown-Forman Corp., Class B           1,502,463
    23,416  Coca-Cola (The) Co.                   1,553,652
    33,522  Molson Coors Brewing Co., Class B     1,571,847
    23,220  PepsiCo, Inc.                         1,495,600
                                               ------------
                                                  6,123,562
                                               ------------

            CAPITAL MARKETS -- 1.2%
    56,743  Federated Investors, Inc., Class B    1,517,875
    88,596  KKR & Co. L.P. (b)                    1,453,861
                                               ------------
                                                  2,971,736
                                               ------------

            CHEMICALS -- 1.9%
    16,839  Air Products and Chemicals, Inc.      1,518,541
    27,649  E.I. du Pont de Nemours & Co.         1,519,866
    16,805  PPG Industries, Inc.                  1,600,004
                                               ------------
                                                  4,638,411
                                               ------------

            COMMERCIAL BANKS -- 5.0%
    32,320  Bank of Hawaii Corp.                  1,545,543
    23,349  Bank of Montreal                      1,517,218
    24,867  Bank of Nova Scotia                   1,526,585
    17,471  Canadian Imperial Bank of Commerce    1,508,970
    37,100  Commerce Bancshares, Inc.             1,500,324
    25,502  Cullen/Frost Bankers, Inc.            1,505,128
    24,302  Royal Bank of Canada                  1,505,995
    17,361  Toronto-Dominion (The) Bank           1,538,011
                                               ------------
                                                 12,147,774
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
                0.6%
    40,492  Waste Management, Inc.                1,511,971
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.6%
    42,117  Diebold, Inc.                         1,493,469
                                               ------------

            CONTAINERS & PACKAGING -- 1.2%
    46,152  Bemis Co., Inc.                       1,514,247
    42,152  Sonoco Products Co.                   1,527,167
                                               ------------
                                                  3,041,414
                                               ------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
            DISTRIBUTORS -- 0.6%
    28,221  Genuine Parts Co.                  $  1,513,774
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.6%
    11,365  Strayer Education, Inc.               1,483,019
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.5%
    52,668  AT&T, Inc.                            1,611,641
    36,771  CenturyLink, Inc.                     1,527,835
    59,135  Telefonica S.A., ADR                  1,491,384
    40,824  Verizon Communications, Inc.          1,573,357
                                               ------------
                                                  6,204,217
                                               ------------

            ELECTRIC UTILITIES -- 6.2%
    39,545  ALLETE, Inc.                          1,541,069
    83,995  Duke Energy Corp.                     1,524,509
    22,657  Entergy Corp.                         1,522,777
    36,842  Exelon Corp.                          1,519,364
    40,459  FirstEnergy Corp.                     1,500,624
    27,684  NextEra Energy, Inc.                  1,525,942
    33,330  Progress Energy, Inc.                 1,537,846
    39,773  Southern Co.                          1,515,749
    50,607  UIL Holdings Corp.                    1,544,526
    57,205  Westar Energy, Inc.                   1,511,356
                                               ------------
                                                 15,243,762
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.2%
    25,603  Emerson Electric Co.                  1,495,983
    21,421  Hubbell, Inc., Class B                1,521,534
                                               ------------
                                                  3,017,517
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.6%
    59,799  Molex, Inc.                           1,502,151
                                               ------------

            FOOD & STAPLES RETAILING -- 3.0%
    65,599  Safeway, Inc.                         1,544,200
    53,098  Sysco Corp.                           1,470,815
    35,461  Walgreen Co.                          1,423,404
    28,659  Wal-Mart Stores, Inc.                 1,491,701
    37,473  Weis Markets, Inc.                    1,516,158
                                               ------------
                                                  7,446,278
                                               ------------

            FOOD PRODUCTS -- 8.5%
    41,484  Archer-Daniels-Midland Co.            1,493,839
    44,137  Campbell Soup Co.                     1,461,376
    64,543  ConAgra Foods, Inc.                   1,532,896
    56,379  Flowers Foods, Inc.                   1,535,200
    40,095  General Mills, Inc.                   1,465,472
    30,321  H. J. Heinz Co.                       1,480,271
    27,280  Hershey (The) Co.                     1,482,668
    20,615  J.M. Smucker (The) Co.                1,471,705
    27,513  Kellogg Co.                           1,485,152
    48,187  Kraft Foods, Inc., Class A            1,511,145


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
    25,434  Lancaster Colony Corp.             $  1,541,301
    30,116  McCormick & Co., Inc.                 1,440,448
    86,233  Sara Lee Corp.                        1,523,737
    49,694  Unilever PLC, ADR                     1,521,630
                                               ------------
                                                 20,946,840
                                               ------------

            GAS UTILITIES -- 5.6%
    37,871  AGL Resources, Inc.                   1,508,781
    43,907  Atmos Energy Corp.                    1,497,229
    20,974  National Fuel Gas Co.                 1,552,076
    35,378  New Jersey Resources Corp.            1,519,485
    31,846  Northwest Natural Gas Co.             1,469,056
    50,216  Piedmont Natural Gas Co., Inc.        1,524,055
    27,074  South Jersey Industries, Inc.         1,515,332
    46,370  UGI Corp.                             1,525,573
    38,701  WGL Holdings, Inc.                    1,509,339
                                               ------------
                                                 13,620,926
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               3.1%
     9,045  Alcon, Inc.                           1,497,038
    28,247  Baxter International, Inc.            1,518,841
    19,106  Becton, Dickinson & Co.               1,521,220
    28,096  Covidien PLC                          1,459,306
    25,750  Teleflex, Inc.                        1,492,985
                                               ------------
                                                  7,489,390
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               1.9%
    36,389  Cardinal Health, Inc.                 1,496,680
    50,316  Lincare Holdings, Inc.                1,492,372
    47,520  Owens & Minor, Inc.                   1,543,450
                                               ------------
                                                  4,532,502
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
                0.6%
    20,178  McDonald's Corp.                      1,535,344
                                               ------------

            HOUSEHOLD DURABLES -- 1.3%
    63,499  Leggett & Platt, Inc.                 1,555,725
    19,703  Stanley Black & Decker, Inc.          1,509,250
                                               ------------
                                                  3,064,975
                                               ------------

            HOUSEHOLD PRODUCTS -- 2.5%
    21,394  Clorox (The) Co.                      1,499,078
    18,981  Colgate-Palmolive Co.                 1,532,905
    22,837  Kimberly-Clark Corp.                  1,490,571
    24,278  Procter & Gamble (The) Co.            1,495,525
                                               ------------
                                                  6,018,079
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
    16,366  3M Co.                                1,530,221
                                               ------------

            INSURANCE -- 6.8%
    23,970  ACE Ltd.                              1,550,859


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
    48,850  Arthur J. Gallagher & Co.          $  1,485,528
    25,070  Chubb (The) Corp.                     1,537,042
    45,267  Cincinnati Financial Corp.            1,484,758
    21,123  Erie Indemnity Co., Class A           1,502,056
    17,938  Everest Re Group Ltd.                 1,581,773
    32,027  Hanover Insurance Group, Inc.         1,449,222
    38,849  Mercury General Corp.                 1,520,161
    19,755  PartnerRe Ltd.                        1,565,386
    26,575  RLI Corp.                             1,532,049
    25,252  Travelers (The) Cos., Inc.            1,501,989
                                               ------------
                                                 16,710,823
                                               ------------

            IT SERVICES -- 1.9%
    29,559  Accenture PLC, Class A                1,624,858
    29,826  Automatic Data Processing, Inc.       1,530,372
    46,265  Paychex, Inc.                         1,450,871
                                               ------------
                                                  4,606,101
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.2%
    31,872  Hasbro, Inc.                          1,492,884
    60,018  Mattel, Inc.                          1,496,249
                                               ------------
                                                  2,989,133
                                               ------------

            MACHINERY -- 1.8%
    27,991  Eaton Corp.                           1,551,821
    27,060  Illinois Tool Works, Inc.             1,453,663
    25,290  Snap-on, Inc.                         1,518,918
                                               ------------
                                                  4,524,402
                                               ------------

            MEDIA -- 1.8%
    38,985  Thomson Reuters Corp.                 1,529,771
    41,977  Time Warner, Inc.                     1,498,579
     3,389  Washington Post (The) Co., Class B    1,482,891
                                               ------------
                                                  4,511,241
                                               ------------

            MULTI-UTILITIES -- 8.6%
    38,275  Alliant Energy Corp.                  1,490,046
    65,542  Avista Corp.                          1,515,986
    29,680  Consolidated Edison, Inc.             1,505,370
    33,455  Dominion Resources, Inc.              1,495,438
    65,947  MDU Resources Group, Inc.             1,514,803
    32,659  NSTAR                                 1,511,132
    30,284  OGE Energy Corp.                      1,531,159
    34,022  PG&E Corp.                            1,503,092
    48,387  Public Service Enterprise Group,
               Inc.                               1,524,674
    38,163  SCANA Corp.                           1,502,477
    28,497  Sempra Energy                         1,524,590
    55,577  Vectren Corp.                         1,511,694
    49,500  Wisconsin Energy Corp.                1,509,750


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
    62,830  Xcel Energy, Inc.                  $  1,501,009
                                               ------------
                                                 21,141,220
                                               ------------

            OFFICE ELECTRONICS -- 0.6%
    32,596  CANON, Inc., ADR                      1,413,037
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 5.0%
    14,152  Chevron Corp.                         1,520,349
    19,193  ConocoPhillips                        1,532,753
    24,880  Enbridge, Inc.                        1,528,876
    17,957  Exxon Mobil Corp.                     1,510,722
    28,714  Marathon Oil Corp.                    1,530,743
    21,003  Royal Dutch Shell PLC, Class A,
                ADR                               1,530,279
    25,179  Total S.A., ADR                       1,535,164
    37,335  TransCanada Corp.                     1,513,188
                                               ------------
                                                 12,202,074
                                               ------------

            PHARMACEUTICALS -- 5.6%
    30,989  Abbott Laboratories                   1,520,010
    57,248  Bristol-Myers Squibb Co.              1,513,065
    43,307  Eli Lilly & Co.                       1,523,107
    39,365  GlaxoSmithKline PLC, ADR              1,512,010
    25,302  Johnson & Johnson                     1,499,143
    45,951  Merck & Co., Inc.                     1,516,843
    27,364  Novartis AG, ADR                      1,487,233
    74,492  Pfizer, Inc.                          1,512,933
    43,775  Sanofi-Aventis, ADR                   1,541,755
                                               ------------
                                                 13,626,099
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.6%
    13,628  Public Storage                        1,511,481
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.5%
    39,055  Analog Devices, Inc.                  1,537,986
    97,858  Applied Materials, Inc.               1,528,542
    73,720  Intel Corp.                           1,486,932
    46,082  Xilinx, Inc.                          1,511,490
                                               ------------
                                                  6,064,950
                                               ------------

            SOFTWARE -- 0.6%
    58,717  Microsoft Corp.                       1,489,063
                                               ------------

            SPECIALTY RETAIL -- 1.2%
    67,931  Gap (The), Inc.                       1,539,317
    40,857  Home Depot (The), Inc.                1,514,160
                                               ------------
                                                  3,053,477
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.6%
    15,845  VF Corp.                              1,561,208
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOBACCO -- 3.2%
    59,181  Altria Group, Inc.                 $  1,540,482
    19,257  British American Tobacco PLC, ADR     1,559,624
    16,696  Lorillard, Inc.                       1,586,287
    23,642  Philip Morris International, Inc.     1,551,625
    43,895  Reynolds American, Inc.               1,559,589
                                               ------------
                                                  7,797,607
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
    51,682  Vodafone Group PLC, ADR               1,485,857
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          245,384,228
             (Cost $207,190,726) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    175,601
                                               ------------
            NET ASSETS -- 100.0%               $245,559,829
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Master Limited Partnership ("MLP").
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,701,187 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $507,685.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1         LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $245,384,228      $    --       $    --
                    =======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 98.4%
            AIR FREIGHT & LOGISTICS -- 3.3%
     5,880  C.H. Robinson Worldwide, Inc.      $    435,884
     8,982  Expeditors International of
               Washington, Inc.                     450,358
                                               ------------
                                                    886,242
                                               ------------

            BIOTECHNOLOGY -- 10.5%
     8,071  Amgen, Inc. (c)                         431,395
     6,145  Biogen Idec, Inc. (c)                   450,982
     8,065  Celgene Corp. (c)                       463,979
     7,641  Cephalon, Inc. (c)                      579,035
    10,642  Gilead Sciences, Inc. (c)               451,647
     9,625  Vertex Pharmaceuticals, Inc. (c)        461,326
                                               ------------
                                                  2,838,364
                                               ------------

            CHEMICALS -- 1.6%
     6,891  Sigma-Aldrich Corp.                     438,543
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.6%
     5,013  Stericycle, Inc. (c)                    444,503
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.6%
    10,597  Apollo Group, Inc., Class A (c)         442,001
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 3.3%
    59,261  Flextronics International Ltd. (c)      442,680
    13,356  FLIR Systems, Inc.                      462,251
                                               ------------
                                                    904,931
                                               ------------

            FOOD & STAPLES RETAILING -- 3.4%
     6,047  Costco Wholesale Corp.                  443,366
     7,069  Whole Foods Market, Inc.                465,847
                                               ------------
                                                    909,213
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               3.3%
    12,135  DENTSPLY International, Inc.            448,874
     1,348  Intuitive Surgical, Inc. (c)            449,504
                                               ------------
                                                    898,378
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.3%
     8,199  Express Scripts, Inc. (c)               455,947
     6,425  Henry Schein, Inc. (c)                  450,842
                                               ------------
                                                    906,789
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.2%
    11,467  Ctrip.com International Ltd., ADR
               (c)                                  475,766
    12,222  Starbucks Corp.                         451,603


SHARES     DESCRIPTION                               VALUE
--------------------------------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     3,669  Wynn Resorts Ltd.                  $    466,880
                                               ------------
                                                  1,394,249
                                               ------------

            HOUSEHOLD DURABLES -- 1.6%
    12,634  Garmin Ltd.                             427,787
                                               ------------

            INTERNET & CATALOG RETAIL -- 8.6%
     2,640  Amazon.com, Inc. (c)                    475,543
    20,041  Expedia, Inc.                           454,129
    27,407  Liberty Media Corp. - Interactive,
                Class A (c)                         439,609
     2,040  Netflix, Inc. (c)                       484,153
       950  priceline.com, Inc. (c)                 481,118
                                               ------------
                                                  2,334,552
                                               ------------

            INTERNET SOFTWARE & SERVICES --
                1.6%
    14,023  eBay, Inc. (c)                          435,274
                                               ------------

            IT SERVICES -- 4.9%
     8,665  Automatic Data Processing, Inc.         444,601
     7,119  Fiserv, Inc. (c)                        446,504
    13,521  Paychex, Inc.                           424,018
                                               ------------
                                                  1,315,123
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
                1.6%
    17,341  Mattel, Inc.                            432,311
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
                 5.1%
     6,879  Illumina, Inc. (c)                      482,012
     8,503  Life Technologies Corp. (c)             445,727
    21,923  QIAGEN N.V. (c)                         439,556
                                               ------------
                                                  1,367,295
                                               ------------

            MACHINERY -- 3.4%
     4,646  Joy Global, Inc.                        459,071
     8,817  PACCAR, Inc.                            461,570
                                               ------------
                                                    920,641
                                               ------------

            MEDIA -- 6.6%
    17,907  Comcast Corp., Class A                  442,661
     9,537  DIRECTV, Class A (c)                    446,332
    26,165  News Corp., Class A                     459,457
    15,720  Virgin Media, Inc.                      436,859
                                               ------------
                                                  1,785,309
                                               ------------

            MULTILINE RETAIL -- 3.2%
     7,905  Dollar Tree, Inc. (c)                   438,886
     5,223  Sears Holdings Corp. (c)                431,681
                                               ------------
                                                    870,567
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (CONTINUED)
            PHARMACEUTICALS -- 4.9%
    19,726  Mylan, Inc. (c)                    $    447,188
     8,922  Teva Pharmaceutical Industries
               Ltd., ADR                            447,617
    18,881  Warner Chilcott PLC, Class A            439,550
                                               ------------
                                                  1,334,355
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.7%
     2,855  First Solar, Inc. (c)                   459,198
                                               ------------

            SOFTWARE -- 3.3%
    40,271  Activision Blizzard, Inc.               441,773
    22,984  Electronic Arts, Inc. (c)               448,877
                                               ------------
                                                    890,650
                                               ------------

            SPECIALTY RETAIL -- 8.0%
     9,374  Bed Bath & Beyond, Inc. (c)             452,483
     7,703  O'Reilly Automotive, Inc. (c)           442,614
     6,139  Ross Stores, Inc.                       436,606
    21,471  Staples, Inc.                           416,967
    13,673  Urban Outfitters, Inc. (c)              407,865
                                               ------------
                                                  2,156,535
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.7%
     7,012  Fastenal Co.                            454,588
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
               -- 5.1%
     4,838  Millicom International Cellular
               S.A.                                 465,270
    11,203  NII Holdings, Inc. (c)                  466,829
    15,392  Vodafone Group PLC, ADR                 442,520
                                               ------------
                                                  1,374,619
                                               ------------

            TOTAL COMMON STOCKS -- 98.4%         26,622,017
             (Cost $23,654,149)

            MONEY MARKET FUND -- 0.0%
     7,822  Morgan Stanley Institutional
             Treasury Money Market Fund - 0.01%
             (d)                                      7,822
             (Cost $7,822)                     ------------

            TOTAL INVESTMENTS -- 98.4%           26,629,839
             (Cost $23,661,971) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- 1.6%                    425,615
                                               ------------
            NET ASSETS -- 100.0%               $ 27,055,454
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.
(c)   Non-income producing security.
(d)   Represents annualized 7-day yield at March 31, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,237,505 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $269,637.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $26,622,017      $    --       $    --
Money Market Fund          7,822           --            --
                     --------------------------------------
TOTAL INVESTMENTS    $26,629,839      $    --       $    --
                     ======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.5%
    49,889  Hexcel Corp. (b)                   $    982,314
                                               ------------

            AUTO COMPONENTS -- 0.3%
    43,037  Ballard Power Systems, Inc. (b)         100,276
                                               ------------

            AUTOMOBILES -- 3.4%
    47,712  Tesla Motors, Inc. (b)                1,321,622
                                               ------------

            BIOTECHNOLOGY -- 0.9%
    17,945  Codexis, Inc. (b)                       212,828
    13,757  Metabolix, Inc. (b)                     144,586
                                               ------------
                                                    357,414
                                               ------------

            BUILDING PRODUCTS -- 0.4%
    11,810  Ameresco, Inc., Class A (b)             166,993
                                               ------------

            CHEMICALS -- 1.7%
    21,161  STR Holdings, Inc. (b)                  405,868
    17,592  Zoltek Cos., Inc. (b)                   236,261
                                               ------------
                                                    642,129
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               0.6%
    12,752  EnerNOC, Inc. (b)                       243,691
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 0.3%
    44,096  EMCORE Corp. (b)                        113,768
                                               ------------

            ELECTRICAL EQUIPMENT -- 6.7%
    53,785  A123 Systems, Inc. (b)                  341,535
    40,796  Active Power, Inc. (b)                  120,348
    39,103  Advanced Battery Technologies,
               Inc. (b)                              75,860
    25,936  American Superconductor Corp. (b)       645,028
    54,744  Broadwind Energy, Inc. (b)               71,715
   125,832  Capstone Turbine Corp. (b)              227,756
    12,789  China Ming Yang Wind Power Group
               Ltd., ADR (b)                        131,854
    83,958  Ener1, Inc. (b)                         248,516
    63,469  FuelCell Energy, Inc. (b)               135,824
    60,317  Satcon Technology Corp. (b)             232,823
    78,073  Valence Technology, Inc. (b)            121,794
    15,324  Vicor Corp.                             252,693
                                               ------------
                                                  2,605,746
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 11.6%
    86,965  AVX Corp.                             1,296,648
    21,404  Echelon Corp. (b)                       216,823
    20,722  Itron, Inc. (b)                       1,169,550
    13,905  Maxwell Technologies, Inc. (b)          240,139
    54,568  Power-One, Inc. (b)                     477,470
    19,706  Universal Display Corp. (b)           1,084,618
                                               ------------
                                                  4,485,248
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.5%
    23,240  Ormat Technologies, Inc.           $    588,669
                                               ------------

            MACHINERY -- 1.3%
    13,588  ESCO Technologies, Inc.                 518,382
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.2%
    13,153  Gevo, Inc. (b)                          259,114
    18,304  Green Plains Renewable Energy,
               Inc. (b)                             220,014
                                               ------------
                                                    479,128
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 67.6%
    21,765  Advanced Analogic Technologies,
               Inc. (b)                              82,272
     3,542  Aixtron SE, ADR                         155,423
     4,815  Amtech Systems, Inc. (b)                121,531
    22,230  Canadian Solar, Inc. (b)                250,532
    55,876  Cree, Inc. (b)                        2,579,236
    27,236  Energy Conversion Devices, Inc.
               (b)                                   61,553
    64,628  Fairchild Semiconductor
               International, Inc. (b)            1,176,230
    21,251  First Solar, Inc. (b)                 3,418,011
    63,915  GT Solar International, Inc. (b)        681,334
    26,242  Hanwha SolarOne Co., Ltd., ADR (b)      199,177
    35,727  International Rectifier Corp. (b)     1,181,135
    67,713  JA Solar Holdings Co., Ltd., ADR
               (b)                                  473,991
     4,967  JinkoSolar Holding Co., Ltd., ADR
               (b)                                  134,109
    46,498  LDK Solar Co., Ltd., ADR (b)            569,135
    90,631  Linear Technology Corp.               3,047,920
   115,409  MEMC Electronic Materials, Inc.
               (b)                                1,495,701
    43,866  Microsemi Corp. (b)                     908,465
   123,198  National Semiconductor Corp.          1,766,659
    17,134  O2Micro International Ltd., ADR
               (b)                                  130,218
   225,766  ON Semiconductor Corp. (b)            2,228,310
    14,699  Power Integrations, Inc.                563,413
    43,356  Renesola Ltd., ADR (b)                  457,406
    11,733  Rubicon Technology, Inc. (b)            324,769
    13,942  SemiLEDs Corp. (b)                      219,447
    28,738  SunPower Corp., Class A (b)             492,569
    65,767  Suntech Power Holdings Co., Ltd.,
               ADR (b)                              648,463
    36,642  Trina Solar Ltd., ADR (b)             1,103,657
    20,777  Veeco Instruments, Inc. (b)           1,056,303


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    55,002  Yingli Green Energy Holding Co.,
               Ltd., ADR (b)                   $    709,526
                                               ------------
                                                 26,236,495
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          38,841,875
             (Cost $34,113,348) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (10,275)
                                               ------------
            NET ASSETS -- 100.0%               $ 38,831,600
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,215,899 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,487,372.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $38,841,875      $    --       $    --
                     ======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS  (b)-- 99.8%
            DIVERSIFIED REITS -- 7.3%
    12,104  CapLease, Inc.                     $     66,330
    17,032  Colonial Properties Trust               327,866
    21,811  Cousins Properties, Inc.                182,122
     3,296  Excel Trust, Inc.                        38,860
     1,992  Gladstone Commercial Corp.               36,334
    16,713  Investors Real Estate Trust             158,774
    24,112  Liberty Property Trust                  793,285
     2,267  One Liberty Properties, Inc.             34,186
     3,947  PS Business Parks, Inc.                 228,689
    34,401  Vornado Realty Trust                  3,010,088
    13,868  Washington Real Estate Investment
               Trust                                431,156
     4,779  Winthrop Realty Trust, Inc.              58,543
                                               ------------
                                                  5,366,233
                                               ------------

            INDUSTRIAL REITS -- 6.0%
    35,654  AMB Property Corp.                    1,282,474
    51,648  DCT Industrial Trust, Inc.              286,646
    12,804  DuPont Fabros Technology, Inc.          310,497
     5,676  EastGroup Properties, Inc.              249,574
    14,477  First Industrial Realty Trust,
               Inc. (c)                             172,132
    10,507  First Potomac Realty Trust              165,485
     7,260  Monmouth Real Estate Investment
               Corp., Class A                        59,605
   120,053  ProLogis                              1,918,447
     1,443  Terreno Realty Corp. (c)                 24,863
                                               ------------
                                                  4,469,723
                                               ------------

            OFFICE REITS -- 16.2%
    11,663  Alexandria Real Estate Equities,
               Inc.                                 909,364
    27,632  BioMed Realty Trust, Inc.               525,561
    30,016  Boston Properties, Inc.               2,847,018
    28,311  Brandywine Realty Trust                 343,696
    15,182  CommonWealth REIT                       394,277
    14,088  Corporate Office Properties Trust       509,140
    19,235  Digital Realty Trust, Inc.            1,118,323
    26,154  Douglas Emmett, Inc.                    490,387
    53,145  Duke Realty Corp.                       744,561
    14,911  Franklin Street Properties Corp.        209,798
    15,091  Highwoods Properties, Inc.              528,336
    11,033  Kilroy Realty Corp.                     428,411
    26,583  Lexington Realty Trust                  248,551
    18,274  Mack-Cali Realty Corp.                  619,489
     3,755  Mission West Properties, Inc.            24,670
     7,089  MPG Office Trust, Inc. (c)               26,300
     4,622  Parkway Properties, Inc.                 78,574
    36,337  Piedmont Office Realty Trust,
               Inc., Class A                        705,301
    16,612  SL Green Realty Corp.                 1,249,222
                                               ------------
                                                 12,000,979
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            RESIDENTIAL REITS -- 16.5%
    14,051  American Campus Communities, Inc.  $    463,683
    24,862  Apartment Investment & Management
               Co., Class A                         633,235
     8,730  Associated Estates Realty Corp.         138,632
    18,118  AvalonBay Communities, Inc.           2,175,609
    13,626  BRE Properties, Inc.                    642,875
    14,686  Camden Property Trust                   834,459
    15,189  Education Realty Trust, Inc.            121,968
     6,549  Equity Lifestyle Properties, Inc.       377,550
    61,871  Equity Residential                    3,490,143
     6,770  Essex Property Trust, Inc.              839,480
     7,993  Home Properties, Inc.                   471,187
     7,516  Mid-America Apartment Communities,
               Inc.                                 482,527
    10,360  Post Properties, Inc.                   406,630
     4,384  Sun Communities, Inc.                   156,290
    38,408  UDR, Inc.                               936,003
     2,379  UMH Properties, Inc.                     23,647
                                               ------------
                                                 12,193,918
                                               ------------

            RETAIL REITS -- 26.5%
     8,486  Acadia Realty Trust                     160,555
     1,828  Agree Realty Corp.                       41,039
       430  Alexander's, Inc.                       174,988
    31,139  CBL & Associates Properties, Inc.       542,441
     9,894  Cedar Shopping Centers, Inc.             59,661
    41,626  Developers Diversified Realty
               Corp.                                582,764
    10,092  Equity One, Inc.                        189,427
    12,951  Federal Realty Investment Trust       1,056,284
   148,125  General Growth Properties, Inc.
               (c)                                2,292,975
     5,269  Getty Realty Corp.                      120,555
    21,021  Glimcher Realty Trust                   194,444
    16,091  Inland Real Estate Corp.                153,508
    85,536  Kimco Realty Corp.                    1,568,730
    13,331  Kite Realty Group Trust                  70,788
    27,433  Macerich (The) Co.                    1,358,756
    17,628  National Retail Properties, Inc.        460,620
    11,667  Pennsylvania Real Estate
               Investment Trust                     166,488
     7,986  Ramco-Gershenson Properties Trust       100,065
    26,455  Realty Income Corp.                     924,602
    17,234  Regency Centers Corp.                   749,334
     2,439  Saul Centers, Inc.                      108,657
    62,499  Simon Property Group, Inc.            6,697,393
    17,101  Tanger Factory Outlet Centers,
               Inc.                                 448,730
    11,741  Taubman Centers, Inc.                   629,083
     4,911  Urstadt Biddle Properties, Inc.,
               Class A                               93,407
    25,359  Weingarten Realty Investors             635,497
                                               ------------
                                                 19,580,791
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (CONTINUED)
            SPECIALIZED REITS -- 27.3%
    12,417  Ashford Hospitality Trust          $    136,835
     6,547  Chesapeake Lodging Trust                113,983
    10,706  Cogdell Spencer, Inc.                    63,594
    35,144  DiamondRock Hospitality Co.             392,558
     9,782  Entertainment Properties Trust          457,993
    18,511  Extra Space Storage, Inc.               383,363
    17,941  FelCor Lodging Trust, Inc. (c)          109,978
    84,396  HCP, Inc.                             3,201,984
    37,068  Health Care REIT, Inc.                1,943,846
    14,144  Healthcare Realty Trust, Inc.           321,069
    31,694  Hersha Hospitality Trust                188,262
    25,980  Hospitality Properties Trust            601,437
   143,202  Host Hotels & Resorts, Inc.           2,521,787
    15,942  LaSalle Hotel Properties                430,434
     6,281  LTC Properties, Inc.                    178,004
    23,495  Medical Properties Trust, Inc.          271,837
     5,828  National Health Investors, Inc.         279,278
    26,617  Nationwide Health Properties, Inc.    1,132,021
    21,050  OMEGA Healthcare Investors, Inc.        470,257
     8,413  Pebblebrook Hotel Trust                 186,348
    29,413  Public Storage                        3,262,196
    29,855  Senior Housing Properties Trust         687,859
     5,821  Sovran Self Storage, Inc.               230,221
    36,705  Strategic Hotels & Resorts, Inc.
               (c)                                  236,747
    24,740  Sunstone Hotel Investors, Inc. (c)      252,101
     2,663  Universal Health Realty Income
               Trust                                107,931
    17,355  U-Store-It Trust                        182,575
    34,288  Ventas, Inc.                          1,861,838
                                               ------------
                                                 20,206,336
                                               ------------

            TOTAL COMMON STOCKS -- 99.8%         73,817,980
             (Cost $64,759,593)

            MONEY MARKET FUND -- 0.1%
    66,720  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               66,720
             (Cost $66,720)                    ------------

            TOTAL INVESTMENTS -- 99.9%           73,884,700
             (Cost $64,826,313) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     66,038
                                               ------------
            NET ASSETS -- 100.0%               $ 73,950,738
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.
(c)   Non-income producing security.
(d)   Represents annualized 7-day yield at March 31, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,237,268 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $178,881.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------

Common Stocks*       $73,817,980      $    --       $    --
Money Market Fund         66,720           --            --
                     --------------------------------------
TOTAL INVESTMENTS    $73,884,700      $    --       $    --
                     ======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.5%
    51,413  ITT Corp.                          $  3,087,351
                                               ------------

            BUILDING PRODUCTS -- 1.0%
     9,955  Ameron International Corp.              694,759
                                               ------------

            CHEMICALS -- 11.0%
    21,988  Arch Chemicals, Inc.                    914,481
    42,808  Ashland, Inc.                         2,472,590
   123,483  Calgon Carbon Corp. (b)               1,960,910
    79,497  Nalco Holding Co.                     2,171,063
                                               ------------
                                                  7,519,044
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               3.2%
    88,229  Tetra Tech, Inc. (b)                  2,178,374
                                               ------------

            CONSTRUCTION & ENGINEERING -- 5.8%
    45,417  Aecom Technology Corp. (b)            1,259,413
    23,272  Layne Christensen Co. (b)               802,884
    82,590  Northwest Pipe Co. (b)                1,893,789
                                               ------------
                                                  3,956,086
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.1%
    25,715  PICO Holdings, Inc. (b)                 772,993
                                               ------------

            ELECTRICAL EQUIPMENT -- 4.3%
    32,241  Franklin Electric Co., Inc.           1,489,534
    16,390  Roper Industries, Inc.                1,417,079
                                               ------------
                                                  2,906,613
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.9%
    22,788  Itron, Inc. (b)                       1,286,155
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.1%
    18,263  IDEXX Laboratories, Inc. (b)          1,410,269
                                               ------------

            MACHINERY -- 41.1%
    28,761  Badger Meter, Inc.                    1,185,241
    19,935  Crane Co.                               965,452
    48,588  Danaher Corp.                         2,521,717
   644,826  Energy Recovery, Inc. (b)             2,050,547
   577,378  Flow International Corp. (b)          2,534,690
    10,971  Flowserve Corp.                       1,413,065
    48,336  IDEX Corp.                            2,109,866
    38,499  Lindsay Corp.                         3,042,191
    39,127  Mueller Industries, Inc.              1,432,831
   476,386  Mueller Water Products, Inc.,
               Class A                            2,134,209
    38,207  Pall Corp.                            2,201,105
    71,748  Pentair, Inc.                         2,711,357
     9,297  Valmont Industries, Inc.                970,328


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MACHINERY (CONTINUED)
    72,565  Watts Water Technologies, Inc.,
               Class A                         $  2,771,257
                                               ------------
                                                 28,043,856
                                               ------------

            METALS & MINING -- 2.2%
    42,269  AMCOL International Corp.             1,520,838
                                               ------------

            MULTI-UTILITIES -- 3.5%
    77,734  Veolia Environment, ADR               2,422,969
                                               ------------

            WATER UTILITIES -- 18.2%
    36,755  American States Water Co.             1,318,034
   103,034  American Water Works Co., Inc.        2,890,104
   117,973  Aqua America, Inc.                    2,700,402
    67,687  California Water Service Group        2,515,926
    51,331  Companhia de Saneamento Basico do
               Estado de Sao Paulo, ADR (b)       3,015,183
                                               ------------
                                                 12,439,649
                                               ------------

             TOTAL COMMON STOCKS -- 99.9%        68,238,956
             (Cost $59,870,073)

            MONEY MARKET FUND -- 0.0%
     7,205  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                                7,205
             (Cost $7,205)                     ------------


            TOTAL INVESTMENTS -- 99.9%           68,246,161
             (Cost $59,877,278) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     67,134
                                               ------------
            NET ASSETS -- 100.0%               $ 68,313,295
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c)   Represents annualized 7-day yield at March 31, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,390,766 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,021,883.

ADR - American Depositary Receipt




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

March 31, 2011 (Unaudited)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $68,238,956      $    --       $    --
Money Market Fund          7,205           --            --
                     --------------------------------------
TOTAL INVESTMENTS    $68,246,161      $    --       $    --
                     ======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            GAS UTILITIES -- 3.1%
 1,251,993  Questar Corp.                      $ 21,847,278
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               96.9%
   277,438  Anadarko Petroleum Corp.             22,727,721
   180,411  Apache Corp.                         23,619,408
   486,900  Cabot Oil & Gas Corp.                25,791,093
   653,302  Chesapeake Energy Corp.              21,898,683
   198,816  Cimarex Energy Co.                   22,911,556
   280,907  ConocoPhillips                       22,433,233
   243,426  Devon Energy Corp.                   22,339,204
   697,975  EnCana Corp.                         24,101,077
   202,887  EOG Resources, Inc.                  24,044,138
 1,045,035  EXCO Resources, Inc.                 21,590,423
   260,995  Exxon Mobil Corp.                    21,957,509
   628,910  Forest Oil Corp. (b)                 23,791,665
 1,332,161  McMoRan Exploration Co. (b)          23,592,571
   308,043  Murphy Oil Corp.                     22,616,517
   304,488  Newfield Exploration Co. (b)         23,144,133
   239,098  Noble Energy, Inc.                   23,108,822
 1,040,951  Petrohawk Energy Corp. (b)           25,544,938
 2,720,012  PetroQuest Energy, Inc. (b)          25,459,312
   567,048  QEP Resources, Inc.                  22,988,126
 1,467,075  Quicksilver Resources, Inc. (b)      20,993,843
   441,964  Range Resources Corp.                25,837,216
   311,245  Royal Dutch Shell PLC, Class A,
               ADR                               22,677,311
 2,043,273  SandRidge Energy, Inc. (b)           26,153,894
   304,757  SM Energy Co.                        22,609,922
   580,886  Southwestern Energy Co. (b)          24,960,671
   810,993  Statoil ASA, ADR                     22,415,847
   802,757  Stone Energy Corp. (b)               26,788,001
   920,332  Talisman Energy, Inc.                22,732,200
   489,714  Ultra Petroleum Corp. (b)            24,118,415
                                               ------------
                                                682,947,449
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%       704,794,727
             (Cost $593,539,853)

            MONEY MARKET FUND -- 0.1%
   262,075  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              262,075
             (Cost $262,075)                   ------------


            TOTAL INVESTMENTS -- 100.1%         705,056,802
             (Cost $593,801,928) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (385,202)
                                               ------------
            NET ASSETS -- 100.0%               $704,671,600
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c)   Represents annualized 7-day yield at March 31, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $111,254,874 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $704,794,727      $    --       $    --
Money Market Fund        262,075           --            --
                    ---------------------------------------
TOTAL INVESTMENTS   $705,056,802      $    --       $    --
                    =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AIRLINES -- 0.5%
    38,165  China Southern Airlines Co., Ltd.,
               ADR (b)                         $    848,790
                                               ------------

            COMMERCIAL BANKS -- 13.4%
    66,592  HDFC Bank Ltd., ADR                  11,316,644
   227,048  ICICI Bank Ltd., ADR                 11,313,802
                                               ------------
                                                 22,630,446
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.7%
    10,949  New Oriental Education &
               Technology Group, Inc., ADR (b)    1,095,666
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.6%
    22,803  China Telecom Corp., Ltd., ADR        1,390,983
    82,683  China Unicom (Hong Kong) Ltd.,
               ADR                                1,372,538
                                               ------------
                                                  2,763,521
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.7%
    43,896  Mindray Medical International
               Ltd., ADR                          1,106,179
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.6%
    55,196  China Lodging Group Ltd., ADR (b)       965,930
   140,803  Ctrip.com International Ltd., ADR
               (b)                                5,841,916
    26,864  Home Inns & Hotels Management,
               Inc., ADR (b)                      1,063,009
   200,333  Melco Crown Entertainment Ltd.,
               ADR (b)                            1,522,531
                                               ------------
                                                  9,393,386
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.7%
    52,016  Huaneng Power International,
               Inc., ADR                          1,221,856
                                               ------------

            INSURANCE -- 3.8%
    99,073  China Life Insurance Co., Ltd.,
               ADR                                5,553,042
    64,541  CNinsure, Inc., ADR                     836,451
                                               ------------
                                                  6,389,493
                                               ------------

            INTERNET & CATALOG RETAIL -- 2.2%
   127,405  Makemytrip Ltd. (b)                   3,734,241
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               14.3%
   103,211  Baidu, Inc., ADR (b)                 14,223,508
    30,544  NetEase.com, Inc., ADR (b)            1,512,233


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
    43,023  SINA Corp. (b)                     $  4,605,182
    41,400  Sohu.com, Inc. (b)                    3,699,504
                                               ------------
                                                 24,040,427
                                               ------------

            IT SERVICES -- 10.6%
   159,342  Infosys Technologies Ltd., ADR       11,424,821
   434,254  Wipro Ltd., ADR                       6,361,821
                                               ------------
                                                 17,786,642
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.6%
    68,643  WuXi PharmaTech Cayman, Inc., ADR
               (b)                                1,061,221
                                               ------------

            MACHINERY -- 3.7%
   223,848  Tata Motors Ltd., ADR                 6,220,736
                                               ------------

            MEDIA -- 2.6%
   140,094  Focus Media Holding Ltd., ADR (b)     4,296,683
                                               ------------

            METALS & MINING -- 4.7%
    50,834  Aluminum Corp. of China Ltd., ADR
               (b)                                1,203,241
   430,136  Sterlite Industries (India) Ltd.,
               ADR                                6,641,300
                                               ------------
                                                  7,844,541
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               13.3%
    12,355  China Petroleum & Chemical Corp.,
               ADR                                1,242,666
    47,613  CNOOC Ltd., ADR                      12,047,993
    49,835  PetroChina Co., Ltd., ADR             7,587,379
    40,675  Yanzhou Coal Mining Co., Ltd.,
               ADR                                1,475,282
                                               ------------
                                                 22,353,320
                                               ------------

            PHARMACEUTICALS -- 1.7%
    78,529  Dr. Reddy's Laboratories Ltd.,
               ADR                                2,929,132
                                               ------------

            PROFESSIONAL SERVICES -- 0.8%
    21,426  51job, Inc., ADR (b)                  1,369,764
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
    83,634  E-House China Holdings Ltd., ADR        982,699
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 7.0%
   133,019  Hanwha SolarOne Co., Ltd., ADR (b)    1,009,614
   164,419  JA Solar Holdings Co., Ltd., ADR
               (b)                                1,150,933


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    50,724  JinkoSolar Holding Co., Ltd., ADR
               (b)                             $  1,369,548
   111,461  LDK Solar Co., Ltd., ADR (b)          1,364,283
   132,104  Renesola Ltd., ADR (b)                1,393,697
    68,118  Spreadtrum Communications, Inc.,
               ADR (b)                            1,263,589
   139,764  Suntech Power Holdings Co., Ltd.,
               ADR (b)                            1,378,073
    47,605  Trina Solar Ltd., ADR (b)             1,433,863
   109,980  Yingli Green Energy Holding Co.,
               Ltd., ADR (b)                      1,418,742
                                               ------------
                                                 11,782,342
                                               ------------

            SOFTWARE -- 4.9%
    72,329  AsiaInfo Holdings, Inc. (b)           1,565,923
    41,250  Changyou.com Ltd., ADR (b)            1,328,250
    29,968  Longtop Financial Technologies
               Ltd., ADR (b)                        941,595
    48,997  Perfect World Co., Ltd., ADR (b)      1,037,756
   184,946  Shanda Games Ltd., ADR (b)            1,174,407
    29,803  Shanda Interactive Entertainment
               Ltd., ADR (b)                      1,251,428
    31,737  VanceInfo Technologies, Inc., ADR
               (b)                                  996,859
                                               ------------
                                                  8,296,218
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 6.1%
   222,194  China Mobile Ltd., ADR               10,274,251
                                               ------------


            TOTAL INVESTMENTS -- 100.1%         168,421,554
             (Cost $137,590,184) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (114,376)
                                               ------------
            NET ASSETS -- 100.0%               $168,307,178
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,769,642 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,938,272.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $168,421,554      $    --       $    --
                    =======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.0%
    15,121  Esterline Technologies Corp. (b)   $  1,069,357
                                               ------------

            AIRLINES -- 1.0%
    17,707  Alaska Air Group, Inc. (b)            1,122,978
                                               ------------

            AUTO COMPONENTS -- 5.8%
    83,311  American Axle & Manufacturing
               Holdings, Inc. (b)                 1,048,885
    14,782  Autoliv, Inc.                         1,097,268
    63,162  Dana Holding Corp. (b)                1,098,387
    42,910  Federal-Mogul Corp. (b)               1,068,459
    44,823  Superior Industries
               International, Inc.                1,149,262
    19,739  TRW Automotive Holdings Corp. (b)     1,087,224
                                               ------------
                                                  6,549,485
                                               ------------

            CAPITAL MARKETS -- 1.9%
   115,307  BGC Partners, Inc., Class A           1,071,202
    62,111  Blackstone Group (The) L.P. (c)       1,110,545
                                               ------------
                                                  2,181,747
                                               ------------

            CHEMICALS -- 5.0%
    23,521  Cabot Corp.                           1,088,787
    11,298  Eastman Chemical Co.                  1,122,118
    63,387  Huntsman Corp.                        1,101,666
    45,793  Solutia, Inc. (b)                     1,163,142
    20,731  Westlake Chemical Corp.               1,165,082
                                               ------------
                                                  5,640,795
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.0%
    21,236  Consolidated Graphics, Inc. (b)       1,160,123
    41,432  Deluxe Corp.                          1,099,605
                                               ------------
                                                  2,259,728
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.1%
   206,060  Alcatel-Lucent, ADR (b)               1,197,209
    55,930  JDS Uniphase Corp. (b)                1,165,581
                                               ------------
                                                  2,362,790
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.9%
    73,685  Dell, Inc. (b)                        1,069,169
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.0%
    52,234  MasTec, Inc. (b)                      1,086,467
                                               ------------

            CONTAINERS & PACKAGING -- 2.0%
    15,912  Rock-Tenn Co., Class A                1,103,497
    48,320  Temple-Inland, Inc.                   1,130,688
                                               ------------
                                                  2,234,185
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 3.0%
    29,932  BCE, Inc.                          $  1,087,729
    36,309  BT Group PLC, ADR                     1,092,175
   264,359  Vonage Holdings Corp. (b)             1,205,477
                                               ------------
                                                  3,385,381
                                               ------------

            ELECTRIC UTILITIES -- 1.0%
    45,485  Portland General Electric Co.         1,081,178
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 14.8%
    26,609  Arrow Electronics, Inc. (b)           1,114,385
    32,886  Avnet, Inc. (b)                       1,121,084
   101,106  Brightpoint, Inc. (b)                 1,095,989
   103,819  Celestica, Inc. (b)                   1,112,940
    20,133  Hitachi Ltd., ADR                     1,039,467
    63,387  Insight Enterprises, Inc. (b)         1,079,480
    55,554  Jabil Circuit, Inc.                   1,134,968
    43,547  Molex, Inc.                           1,093,901
    82,297  Orbotech Ltd. (b)                     1,056,693
   132,664  PC Connection, Inc. (b)               1,175,403
   105,851  Sanmina-SCI Corp. (b)                 1,186,590
    29,932  ScanSource, Inc. (b)                  1,137,117
    32,126  TE Connectivity Ltd.                  1,118,627
    22,042  Tech Data Corp. (b)                   1,121,056
    63,056  Vishay Intertechnology, Inc. (b)      1,118,613
                                               ------------
                                                 16,706,313
                                               ------------

            ENERGY EQUIPMENT & SERVICES --
               2.1%
    86,502  ION Geophysical Corp. (b)             1,097,710
    48,217  RPC, Inc.                             1,220,855
                                               ------------
                                                  2,318,565
                                               ------------

            FOOD PRODUCTS -- 2.0%
    30,208  Archer-Daniels-Midland Co.            1,087,790
    48,217  Smithfield Foods, Inc. (b)            1,160,101
                                               ------------
                                                  2,247,891
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.0%
    20,944  Kinetic Concepts, Inc. (b)            1,139,773
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 2.0%
    28,261  Community Health Systems, Inc.
               (b)                                1,130,157
   105,745  Health Management Associates,
               Inc., Class A (b)                  1,152,621
                                               ------------
                                                  2,282,778
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE -- 1.0%
    17,516  Reinsurance Group of America, Inc. $  1,099,654
                                               ------------

            IT SERVICES -- 2.0%
    21,444  DST Systems, Inc.                     1,132,672
     6,872  International Business Machines
               Corp.                              1,120,617
                                               ------------
                                                  2,253,289
                                               ------------

            MACHINERY -- 4.2%
    69,793  NN, Inc. (b)                          1,274,420
     9,935  Nordson Corp.                         1,143,121
    23,171  Sauer-Danfoss, Inc. (b)               1,180,099
    42,387  Tata Motors Ltd., ADR                 1,177,935
                                               ------------
                                                  4,775,575
                                               ------------

            MEDIA -- 7.0%
    30,842  Cablevision Systems Corp., Class A    1,067,442
    44,823  Comcast Corp., Class A                1,108,025
    24,208  DIRECTV, Class A (b)                  1,132,934
    46,598  DISH Network Corp., Class A (b)       1,135,127
   107,741  Global Sources Ltd. (b)               1,253,028
    88,845  Sinclair Broadcast Group, Inc.,
               Class A                            1,114,116
    15,686  Time Warner Cable, Inc.               1,119,039
                                               ------------
                                                  7,929,711
                                               ------------

            METALS & MINING -- 3.0%
    11,816  Cliffs Natural Resources, Inc.        1,161,277
    20,675  Freeport-McMoRan Copper & Gold,
               Inc.                               1,148,496
    25,966  Materion Corp. (b)                    1,059,413
                                               ------------
                                                  3,369,186
                                               ------------

            MULTILINE RETAIL -- 1.0%
    27,022  Dillard's, Inc., Class A              1,084,123
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               0.9%
    13,088  Alliance Resource Partners L.P.
              (c)                                1,065,756
                                               ------------

            PAPER & FOREST PRODUCTS -- 2.1%
    39,984  International Paper Co.               1,206,717
    36,981  MeadWestvaco Corp.                    1,121,634
                                               ------------
                                                  2,328,351
                                               ------------

            PERSONAL PRODUCTS -- 1.0%
   133,813  China-Biotics, Inc. (b)               1,074,518
                                               ------------

            PHARMACEUTICALS -- 1.0%
    34,842  Forest Laboratories, Inc. (b)         1,125,397
                                               ------------

            ROAD & RAIL -- 1.0%
    65,767  Avis Budget Group, Inc. (b)           1,177,887
                                               ------------

SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 15.0%
    71,263  Applied Materials, Inc.            $  1,113,128
    88,845  Brooks Automation, Inc. (b)           1,219,842
    60,082  Fairchild Semiconductor
               International, Inc. (b)            1,093,492
    33,144  FEI Co. (b)                           1,117,616
   101,774  GT Solar International, Inc. (b)      1,084,911
    53,685  Intel Corp.                           1,082,827
    34,066  International Rectifier Corp. (b)     1,126,222
    23,566  KLA-Tencor Corp.                      1,116,321
    20,784  Lam Research Corp. (b)                1,177,621
    34,978  MKS Instruments, Inc.                 1,164,767
    29,993  Novellus Systems, Inc. (b)            1,113,640
   127,664  Photronics, Inc. (b)                  1,145,146
    88,915  STMicroelectronics N.V.               1,104,324
    90,775  Taiwan Semiconductor
               Manufacturing Co., Ltd., ADR       1,105,640
    23,331  Varian Semiconductor Equipment
               Associates, Inc. (b)               1,135,520
                                               ------------
                                                 16,901,017
                                               ------------

            SPECIALTY RETAIL -- 7.2%
    35,000  Ascena Retail Group, Inc. (b)         1,134,350
    52,035  Collective Brands, Inc. (b)           1,122,915
    97,910  Pep Boys-Manny, Moe & Jack (The)      1,244,436
    26,596  PetSmart, Inc.                        1,089,106
   114,336  Pier 1 Imports, Inc. (b)              1,160,511
    31,933  Rent-A-Center, Inc.                   1,114,781
    62,438  Stage Stores, Inc.                    1,200,058
                                               ------------
                                                  8,066,157
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.0%
    27,125  Timberland (The) Co., Class A (b)     1,119,991
    68,126  Unifi, Inc. (b)                       1,158,142
                                               ------------
                                                  2,278,133
                                               ------------

            TOBACCO -- 1.0%
    14,021  British American Tobacco PLC, ADR     1,135,561
                                               ------------

            WATER UTILITIES -- 1.0%
    39,415  American Water Works Co., Inc.        1,105,591
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
    69,304  MetroPCS Communications, Inc. (b)     1,125,497
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

March 31, 2011 (Unaudited)


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%        $112,633,983
             (Cost $101,025,313) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     22,203
                                               ------------
            NET ASSETS -- 100.0%               $112,656,186
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c)   Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,755,056 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,146,386.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $112,633,983      $    --       $    --
                    =======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

Portfolio of Investments (a)
March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            COMMERCIAL BANKS -- 77.9%
     3,263  Ameris Bancorp (b)                 $     33,152
     1,553  Arrow Financial Corp.                    38,421
    23,893  Associated Banc-Corp.                   354,811
     2,120  BancFirst Corp.                          90,482
     4,580  Bancorp (The), Inc. (b)                  42,273
     2,353  Bank of the Ozarks, Inc.                102,850
     9,420  BOK Financial Corp.                     486,826
    10,552  Boston Private Financial Holdings,
               Inc.                                  74,603
     3,969  Cardinal Financial Corp.                 46,279
    10,847  Cathay General Bancorp                  184,941
     5,507  Center Financial Corp. (b)               40,421
     4,140  Centerstate Banks, Inc.                  28,980
     3,787  Chemical Financial Corp.                 75,475
    54,796  Citizens Republic Bancorp, Inc. (b)      48,763
     2,139  City Holding Co.                         75,635
     5,427  Columbia Banking System, Inc.           104,036
    11,997  Commerce Bancshares, Inc.               485,159
     2,108  Community Trust Bancorp, Inc.            58,328
    14,636  CVB Financial Corp.                     136,261
     2,859  Danvers Bancorp, Inc.                    61,240
    20,494  East West Bancorp, Inc.                 450,048
     1,208  First Citizens BancShares, Inc.,
               Class A                              242,301
     2,465  First Community Bancshares, Inc.         34,954
     8,009  First Financial Bancorp                 133,670
     2,891  First Financial Bankshares, Inc.        148,511
     1,814  First Financial Corp.                    60,297
     2,154  First Interstate BancSystem, Inc.,
               Class A                               29,294
     3,528  First Merchants Corp.                    29,177
    10,223  First Midwest Bancorp, Inc.             120,529
    15,013  FirstMerit Corp.                        256,122
    27,469  Fulton Financial Corp.                  305,181
     9,922  Glacier Bancorp, Inc.                   149,326
     5,951  Hancock Holding Co.                     195,431
     3,925  Home Bancshares, Inc.                    89,294
     2,437  Hudson Valley Holding Corp.              53,614
     3,708  IBERIABANK Corp.                        222,962
     2,925  Independent Bank Corp.                   79,004
     9,341  International Bancshares Corp.          171,314
    15,570  Investors Bancorp, Inc. (b)             231,837
     2,218  Lakeland Financial Corp.                 50,304
     7,444  MB Financial, Inc.                      156,026
     5,240  Nara Bancorp, Inc. (b)                   50,409
    20,854  National Penn Bancshares, Inc.          161,410
     4,756  NBT Bancorp, Inc.                       108,389
     4,539  Pacific Capital Bancorp (b)             134,536
     5,060  PacWest Bancorp                         110,055
     4,690  Pinnacle Financial Partners, Inc.
               (b)                                   77,573
     9,841  PrivateBancorp, Inc.                    150,469


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
     6,441  Prosperity Bancshares, Inc.        $    275,482
     3,455  Renasant Corp.                           58,666
     2,570  Republic Bancorp, Inc., Class A          50,064
     3,856  S&T Bancorp, Inc.                        83,174
     1,895  S.Y. Bancorp, Inc.                       47,678
     3,318  Sandy Spring Bancorp, Inc.               61,250
     1,926  SCBT Financial Corp.                     64,097
     5,705  Signature Bank (b)                      321,762
     2,383  Simmons First National Corp.,
               Class A                               64,555
     2,154  Southside Bancshares, Inc.               46,096
     2,680  Southwest Bancorp, Inc. (b)              38,029
    14,070  Sterling Bancshares, Inc.               121,143
     8,544  Sterling Financial Corp. (b)            143,112
     1,337  Suffolk Bancorp                          28,050
    17,932  Susquehanna Bancshares, Inc.            167,664
     5,852  SVB Financial Group (b)                 333,154
     5,121  Texas Capital Bancshares, Inc. (b)      133,095
     3,986  TowneBank                                62,421
     8,820  Trustmark Corp.                         206,564
     5,593  UMB Financial Corp.                     208,926
    15,808  Umpqua Holdings Corp.                   180,844
     6,019  United Bankshares, Inc.                 159,624
     2,231  Washington Trust Bancorp, Inc.           52,964
     3,668  WesBanco, Inc.                           75,964
    13,304  West Coast Bancorp (b)                   46,165
     4,003  Westamerica Bancorporation              205,634
    13,333  Whitney Holding Corp.                   181,595
     4,067  Wilshire Bancorp, Inc. (b)               19,928
     4,819  Wintrust Financial Corp.                177,098
    25,218  Zions Bancorporation                    581,527
                                               ------------
                                                 10,767,298
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 22.0%
     2,782  Abington Bancorp, Inc.                   34,024
     6,315  Bank Mutual Corp.                        26,712
    11,179  Beneficial Mutual Bancorp, Inc. (b)      96,363
     1,942  Berkshire Hills Bancorp, Inc.            40,491
     8,150  Brookline Bancorp, Inc.                  85,819
    23,108  Capitol Federal Financial, Inc.         260,427
     4,773  Dime Community Bancshares, Inc.          70,449
    28,850  First Niagara Financial Group, Inc.     391,783
     4,312  Flushing Financial Corp.                 64,249
    15,217  Northwest Bancshares, Inc.              190,821
     7,754  Oritani Financial Corp.                  98,321
    49,944  People's United Financial, Inc.         628,295
     5,270  Provident New York Bancorp               54,386
     1,680  Territorial Bancorp, Inc.                33,466
    42,551  TFS Financial Corp.                     451,892
    10,641  TrustCo Bank Corp. NY                    63,101
     2,223  United Financial Bancorp, Inc.           36,702


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

March 31, 2011 (Unaudited)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
     4,807  ViewPoint Financial Group          $     62,491
    15,505  Washington Federal, Inc.                268,857
     3,902  Westfield Financial, Inc.                35,352
     1,176  WSFS Financial Corp.                     55,390
                                               ------------
                                                  3,049,391
                                               ------------

            TOTAL INVESTMENTS -- 99.9%           13,816,689
             (Cost $13,408,369) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      9,779
                                               ------------
            NET ASSETS -- 100.0%               $ 13,826,468
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $739,866 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $331,546.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*       $13,816,689      $    --       $    --
                     ======================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

   First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc. ticker "FDM")
   First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca, Inc. ticker "FDL")
   First Trust US IPO Index Fund - (NYSE Arca, Inc. ticker "FPX")
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW")
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC")
   First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca, Inc. ticker "FBT")
   First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca, Inc. ticker "FDN")
   First Trust Strategic Value Index Fund - (NYSE Arca, Inc. ticker "FDV")
   First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca, Inc. ticker "FVI")
   First Trust Value Line(R) Dividend Index Fund - (NYSE Arca, Inc. ticker "FVD")
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ ticker "QQXT")
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ ticker "QCLN")
   First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ticker "FRI")
   First Trust ISE Water Index Fund - (NYSE Arca, Inc. ticker "FIW")
   First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca, Inc. ticker "FCG")
   First Trust ISE Chindia Index Fund - (NYSE Arca, Inc. ticker "FNI")
   First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca, Inc. ticker "FVL")
   First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker "QABA")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2011 (UNAUDITED)


limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o Quoted prices for similar securities in active markets. o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of March 31, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2011 (UNAUDITED)


                             LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ(R) , NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"HOLT," "Credit Suisse" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Securities (USA) LLC, Credit Suisse Group AG or one of its affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. Credit Suisse has no responsibility or liability for the timing, pricing, investments or trading of the Fund or its shares. The Fund is not sponsored, endorsed, sold, promoted, managed or administered by Credit Suisse. CREDIT SUISSE MAKES NO REPRESENTATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2011 (UNAUDITED)

OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN FIRST TRUST STRATEGIC VALUE INDEX FUND OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE U.S. VALUE INDEX, POWERED BY HOLT(TM), THE ACCURACY OR COMPLETENESS OF THE INDEX, ANY DATA INCLUDED THEREIN OR ANY CALCULATION THEREOF, OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE U.S. VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY IN CONNECTION WITH THE FUND, INCLUDING BUT NOT LIMITED TO ANY LIABILITY FOR LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST ON BEHALF OF THE FUND.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R)100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)

Date: May 26, 2011
      -----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)


Date: May 26, 2011
      -----------------------



By (Signature and Title)*   /s/ Mark R. Bradley
                            -------------------------------------------
                            Mark R. Bradley, Treasurer, Chief Financial
                            Officer and  Chief Accounting Officer
                            (principal financial officer)


Date: May 26, 2011
      -----------------------


* Print the name and title of each signing officer under his or her signature.